UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	01-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
All Cap Growth Fund
January 31, 2016

All Cap Growth - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Air Freight and Logistics — 1.6%
FedEx Corp.	123,593	16,423,038
Airlines — 1.0%
American Airlines Group, Inc.	179,018	6,979,912
Spirit Airlines, Inc.(1)	69,560	2,907,608
		9,887,520
Automobiles — 0.4%
Tesla Motors, Inc.(1)	23,609	4,514,041
Banks — 0.5%
SVB Financial Group(1)	48,294	4,893,148
Beverages — 2.3%
Constellation Brands, Inc., Class A	152,462	23,247,406
Biotechnology — 6.3%
Alexion Pharmaceuticals, Inc.(1)	87,525	12,772,523
Biogen, Inc.(1)	39,015	10,653,436
BioMarin Pharmaceutical, Inc.(1)	46,782	3,462,804
Gilead Sciences, Inc.	191,777	15,917,491
Regeneron Pharmaceuticals, Inc.(1)	19,701	8,276,193
Vertex Pharmaceuticals, Inc.(1)	137,389	12,468,052
		63,550,499
Capital Markets — 1.7%
Charles Schwab Corp. (The)	348,817	8,905,298
Morgan Stanley	334,202	8,649,148
		17,554,446
Chemicals — 1.3%
Axalta Coating Systems Ltd.(1)	154,606	3,681,169
Monsanto Co.	108,389	9,820,043
		13,501,212
Commercial Services and Supplies — 0.5%
KAR Auction Services, Inc.	149,568	4,998,563
Communications Equipment — 1.1%
Cisco Systems, Inc.	289,285	6,882,090
Motorola Solutions, Inc.	61,835	4,128,723
		11,010,813
Consumer Finance — 0.9%
Discover Financial Services	192,594	8,818,879
Containers and Packaging — 0.1%
Ball Corp.	22,372	1,495,121
Diversified Financial Services — 0.5%
McGraw Hill Financial, Inc.	59,351	5,046,022
Diversified Telecommunication Services — 1.2%
SBA Communications Corp., Class A(1)	123,542	12,265,250
Electrical Equipment — 0.9%
Acuity Brands, Inc.	21,017	4,254,471
AMETEK, Inc.	100,268	4,717,610
		8,972,081
Food and Staples Retailing — 1.9%
Costco Wholesale Corp.	126,098	19,055,930

Food Products — 5.3%
Amplify Snack Brands, Inc.(1)	321,452	3,471,681
Hain Celestial Group, Inc. (The)(1)	78,070	2,840,187
Kellogg Co.	178,822	13,132,688
Mondelez International, Inc., Class A	704,380	30,358,778
TreeHouse Foods, Inc.(1)	46,877	3,720,159
		53,523,493
Health Care Equipment and Supplies — 4.8%
Baxter International, Inc.	169,825	6,215,595
DexCom, Inc.(1)	43,357	3,090,487
Hologic, Inc.(1)	117,015	3,971,489
Intuitive Surgical, Inc.(1)	15,407	8,332,876
Teleflex, Inc.	181,705	24,655,551
West Pharmaceutical Services, Inc.	43,417	2,484,321
		48,750,319
Health Care Providers and Services — 2.4%
AmerisourceBergen Corp.	90,179	8,076,431
McKesson Corp.	63,725	10,258,451
VCA, Inc.(1)	108,700	5,573,049
		23,907,931
Hotels, Restaurants and Leisure — 4.6%
Chipotle Mexican Grill, Inc.(1)	6,997	3,169,431
Hilton Worldwide Holdings, Inc.	90,092	1,604,538
McDonald's Corp.	187,605	23,221,747
Starbucks Corp.	305,618	18,572,406
		46,568,122
Household Durables — 1.1%
Harman International Industries, Inc.	39,941	2,971,211
Jarden Corp.(1)	76,968	4,083,153
Newell Rubbermaid, Inc.	116,071	4,501,233
		11,555,597
Internet and Catalog Retail — 3.3%
Amazon.com, Inc.(1)	34,909	20,491,583
Expedia, Inc.	28,615	2,891,260
Priceline Group, Inc. (The)(1)	9,556	10,176,853
		33,559,696
Internet Software and Services — 12.9%
Alibaba Group Holding Ltd. ADR(1)	40,797	2,734,623
Alphabet, Inc., Class A(1)	76,573	58,298,853
Alphabet, Inc., Class C(1)	30,462	22,631,743
CoStar Group, Inc.(1)	20,515	3,597,716
Facebook, Inc., Class A(1)	384,758	43,173,695
		130,436,630
IT Services — 3.4%
Alliance Data Systems Corp.(1)	45,412	9,072,863
MasterCard, Inc., Class A	242,285	21,570,634
Sabre Corp.	130,570	3,343,898
		33,987,395
Machinery — 2.9%
Ingersoll-Rand plc	191,011	9,831,336
Middleby Corp. (The)(1)	123,688	11,176,448
Snap-on, Inc.	49,506	7,998,189
		29,005,973

Media — 3.6%
Comcast Corp., Class A	517,512	28,830,593
Walt Disney Co. (The)	78,374	7,509,797
		36,340,390
Multiline Retail — 2.4%
Dollar Tree, Inc.(1)	140,210	11,401,877
Target Corp.	177,273	12,838,111
		24,239,988
Oil, Gas and Consumable Fuels — 0.9%
Concho Resources, Inc.(1)	47,707	4,538,367
Pioneer Natural Resources Co.	35,411	4,389,193
		8,927,560
Pharmaceuticals — 5.0%
Allergan plc(1)	112,949	32,126,084
Bristol-Myers Squibb Co.	79,323	4,930,718
Zoetis, Inc.	310,243	13,355,961
		50,412,763
Professional Services — 1.1%
Nielsen Holdings plc	236,714	11,400,146
Real Estate Investment Trusts (REITs) — 0.4%
Crown Castle International Corp.	41,647	3,589,971
Real Estate Management and Development — 0.4%
Jones Lang LaSalle, Inc.	25,146	3,538,545
Road and Rail — 1.8%
Canadian Pacific Railway Ltd., New York Shares	143,110	17,134,560
J.B. Hunt Transport Services, Inc.	14,040	1,020,708
		18,155,268
Semiconductors and Semiconductor Equipment — 1.2%
Avago Technologies Ltd.	47,389	6,336,383
NXP Semiconductors NV(1)	78,493	5,869,707
		12,206,090
Software — 7.2%
Adobe Systems, Inc.(1)	147,294	13,128,314
Electronic Arts, Inc.(1)	458,527	29,595,625
Microsoft Corp.	68,682	3,783,691
Oracle Corp.	323,686	11,753,039
salesforce.com, inc.(1)	160,807	10,944,524
Take-Two Interactive Software, Inc.(1)	97,508	3,383,528
		72,588,721
Specialty Retail — 6.7%
AutoZone, Inc.(1)	16,066	12,328,888
Burlington Stores, Inc.(1)	81,138	4,359,545
Home Depot, Inc. (The)	115,822	14,565,774
Lowe's Cos., Inc.	413,088	29,601,886
Signet Jewelers Ltd.	57,883	6,714,428
		67,570,521
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.	387,363	37,705,914
Textiles, Apparel and Luxury Goods — 1.2%
NIKE, Inc., Class B	157,396	9,760,126
Under Armour, Inc., Class A(1)	22,289	1,904,149
		11,664,275

Tobacco — 0.6%
Philip Morris International, Inc.	68,413	6,157,854
TOTAL COMMON STOCKS (Cost $746,479,457)		1,001,027,131
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Credit Suisse First Boston, Inc.,(collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $4,412,845),in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $4,323,061)		4,322,989
Repurchase Agreement, Fixed Income Clearing Corp.,(collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $6,254,406), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $6,127,051)		6,127,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,392	4,392
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,454,381)		10,454,381
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $756,933,838)		1,011,481,512
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,638,685)
TOTAL NET ASSETS — 100.0%		$1,009,842,827

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	1,643,802	USD	1,168,207	JPMorgan Chase Bank N.A.	2/29/16	5,182
USD	15,965,405	CAD	22,561,272	JPMorgan Chase Bank N.A.	2/29/16	(139,431)
USD	614,373	CAD	858,796	JPMorgan Chase Bank N.A.	2/29/16	1,341
						(132,908)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,001,027,131	—	—
Temporary Cash Investments	4,392	10,449,989	—
	1,001,031,523	10,449,989	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,523	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	139,431	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$757,126,681
Gross tax appreciation of investments	$285,054,931
Gross tax depreciation of investments	(30,700,100)
Net tax appreciation (depreciation) of investments	$254,354,831

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Balanced Fund
January 31, 2016

Balanced - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.2%
Aerospace and Defense — 2.5%
Boeing Co. (The)	43,724	5,252,564
General Dynamics Corp.	34,213	4,576,673
Honeywell International, Inc.	60,966	6,291,691
Spirit AeroSystems Holdings, Inc., Class A(1)	72,130	3,058,312
		19,179,240
Air Freight and Logistics — 0.7%
United Parcel Service, Inc., Class B	55,705	5,191,706
Airlines — 0.8%
Alaska Air Group, Inc.	12,312	866,765
Southwest Airlines Co.	99,338	3,737,096
United Continental Holdings, Inc.(1)	36,041	1,740,059
		6,343,920
Auto Components — 0.7%
Cooper Tire & Rubber Co.	9,171	334,375
Delphi Automotive plc	7,851	509,844
Goodyear Tire & Rubber Co. (The)	118,616	3,369,880
Lear Corp.	11,994	1,245,337
		5,459,436
Automobiles — 0.3%
Ford Motor Co.	212,040	2,531,758
Banks — 2.7%
Bank of America Corp.	261,312	3,694,952
Citigroup, Inc.	161,565	6,879,438
JPMorgan Chase & Co.	116,513	6,932,523
M&T Bank Corp.	8,587	946,115
Wells Fargo & Co.	55,543	2,789,925
		21,242,953
Beverages — 1.1%
Coca-Cola Co. (The)	9,727	417,483
Dr Pepper Snapple Group, Inc.	13,370	1,254,641
PepsiCo, Inc.	73,339	7,282,562
		8,954,686
Biotechnology — 3.2%
AbbVie, Inc.	114,595	6,291,265
Amgen, Inc.	47,568	7,265,061
Biogen, Inc.(1)	18,993	5,186,229
Gilead Sciences, Inc.	79,715	6,616,345
		25,358,900
Building Products — 0.6%
Owens Corning	80,376	3,712,567
USG Corp.(1)	46,911	839,238
		4,551,805
Capital Markets — 0.3%
Legg Mason, Inc.	86,275	2,641,741
Chemicals — 2.3%
Air Products & Chemicals, Inc.	34,117	4,322,965
Cabot Corp.	91,944	3,709,021

Dow Chemical Co. (The)	117,132	4,919,544
Eastman Chemical Co.	4,534	277,526
LyondellBasell Industries NV, Class A	55,219	4,305,426
Minerals Technologies, Inc.	3,701	151,704
		17,686,186
Commercial Services and Supplies — 0.3%
Pitney Bowes, Inc.	105,816	2,071,877
Communications Equipment — 0.9%
Cisco Systems, Inc.	300,415	7,146,873
Consumer Finance — 0.5%
Synchrony Financial(1)	140,309	3,987,582
Containers and Packaging — 0.3%
Avery Dennison Corp.	32,636	1,987,206
Diversified Consumer Services — 0.1%
H&R Block, Inc.	33,809	1,151,196
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	19,512	2,532,072
Nasdaq, Inc.	19,978	1,238,636
		3,770,708
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	53,382	1,924,955
Verizon Communications, Inc.	39,324	1,965,020
		3,889,975
Electric Utilities — 0.7%
NextEra Energy, Inc.	49,511	5,530,874
Energy Equipment and Services — 0.2%
Atwood Oceanics, Inc.	115,029	705,128
Cameron International Corp.(1)	5,381	353,316
Transocean Ltd.	78,724	820,304
		1,878,748
Food and Staples Retailing — 2.1%
CVS Health Corp.	69,610	6,723,630
Wal-Mart Stores, Inc.	109,262	7,250,626
Walgreens Boots Alliance, Inc.	27,040	2,155,629
		16,129,885
Food Products — 1.5%
Dean Foods Co.	178,914	3,574,702
General Mills, Inc.	43,295	2,446,600
Pilgrim's Pride Corp.(1)	63,322	1,404,482
Tyson Foods, Inc., Class A	74,320	3,965,715
		11,391,499
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	124,408	4,708,843
C.R. Bard, Inc.	22,253	4,078,307
St. Jude Medical, Inc.	47,023	2,485,636
Stryker Corp.	19,834	1,966,541
		13,239,327
Health Care Providers and Services — 1.4%
Aetna, Inc.	43,660	4,446,334
AmerisourceBergen Corp.	31,001	2,776,450
Express Scripts Holding Co.(1)	56,938	4,092,134
		11,314,918

Hotels, Restaurants and Leisure — 2.1%
Bloomin' Brands, Inc.	141,911	2,506,148
Carnival Corp.	80,456	3,872,347
Cracker Barrel Old Country Store, Inc.	3,948	518,096
Darden Restaurants, Inc.	58,275	3,674,822
Diamond Resorts International, Inc.(1)	11,763	216,674
McDonald's Corp.	46,210	5,719,874
		16,507,961
Household Products — 0.5%
Procter & Gamble Co. (The)	45,281	3,699,005
Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	29,565	2,473,999
General Electric Co.	125,299	3,646,201
		6,120,200
Insurance — 1.2%
Aflac, Inc.	8,533	494,573
Everest Re Group Ltd.	5,273	943,550
Hanover Insurance Group, Inc. (The)	45,547	3,711,625
Prudential Financial, Inc.	60,196	4,218,536
		9,368,284
Internet and Catalog Retail — 1.4%
Amazon.com, Inc.(1)	12,839	7,536,493
Liberty Interactive Corp. QVC Group, Class A(1)	136,857	3,566,493
		11,102,986
Internet Software and Services — 3.4%
Alphabet, Inc., Class A(1)	20,764	15,808,672
eBay, Inc.(1)	182,416	4,279,479
Facebook, Inc., Class A(1)	57,695	6,473,956
		26,562,107
IT Services — 1.7%
Accenture plc, Class A	40,134	4,235,742
Amdocs Ltd.	23,138	1,266,574
International Business Machines Corp.	51,909	6,477,724
PayPal Holdings, Inc.(1)	31,026	1,121,280
		13,101,320
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc.	35,059	4,629,892
Machinery — 1.1%
Kennametal, Inc.	16,021	283,572
PACCAR, Inc.	84,043	4,123,990
Stanley Black & Decker, Inc.	44,844	4,230,583
		8,638,145
Media — 2.2%
CBS Corp., Class B	90,351	4,291,672
Scripps Networks Interactive, Inc., Class A	25,591	1,560,283
Time Warner, Inc.	72,943	5,138,105
Twenty-First Century Fox, Inc.	81,216	2,190,396
Viacom, Inc., Class B	89,893	4,102,717
Walt Disney Co. (The)	2,262	216,745
		17,499,918
Metals and Mining — 0.5%
Carpenter Technology Corp.	7,917	219,776
Newmont Mining Corp.	205,244	4,096,670
		4,316,446

Multiline Retail — 0.6%
Target Corp.	70,400	5,098,368
Oil, Gas and Consumable Fuels — 2.1%
Chevron Corp.	3,164	273,591
CVR Energy, Inc.	70,959	2,484,984
Exxon Mobil Corp.	65,617	5,108,283
Tesoro Corp.	35,863	3,129,047
Valero Energy Corp.	76,165	5,169,319
		16,165,224
Personal Products — 0.3%
Herbalife Ltd.(1)	47,273	2,184,485
Pharmaceuticals — 3.0%
Johnson & Johnson	53,881	5,627,332
Merck & Co., Inc.	148,212	7,509,902
Mylan NV(1)	26,000	1,369,940
Pfizer, Inc.	303,549	9,255,209
		23,762,383
Real Estate Investment Trusts (REITs) — 1.5%
Lamar Advertising Co., Class A	68,454	3,840,954
Mid-America Apartment Communities, Inc.	23,937	2,245,769
Plum Creek Timber Co., Inc.	16,718	677,246
Ryman Hospitality Properties, Inc.	53,837	2,527,647
Simon Property Group, Inc.	11,087	2,065,287
		11,356,903
Real Estate Management and Development — 0.8%
CBRE Group, Inc.(1)	53,063	1,484,172
Jones Lang LaSalle, Inc.	24,012	3,378,969
Realogy Holdings Corp.(1)	31,509	1,033,495
		5,896,636
Semiconductors and Semiconductor Equipment — 1.8%
Analog Devices, Inc.	76,758	4,134,186
Applied Materials, Inc.	193,231	3,410,527
Intel Corp.	202,027	6,266,878
		13,811,591
Software — 3.5%
Activision Blizzard, Inc.	28,352	987,217
Adobe Systems, Inc.(1)	53,830	4,797,868
Intuit, Inc.	25,347	2,420,892
Microsoft Corp.	268,372	14,784,614
Oracle Corp.	33,530	1,217,474
Synopsys, Inc.(1)	49,649	2,129,942
VMware, Inc., Class A(1)	23,131	1,058,243
		27,396,250
Specialty Retail — 0.1%
Foot Locker, Inc.	11,362	767,617
Technology Hardware, Storage and Peripherals — 2.3%
Apple, Inc.	173,886	16,926,063
EMC Corp.	51,230	1,268,967
		18,195,030
Thrifts and Mortgage Finance — 0.3%
Essent Group Ltd.(1)	126,423	2,271,821
Tobacco — 0.5%
Philip Morris International, Inc.	40,778	3,670,428
TOTAL COMMON STOCKS (Cost $420,514,077)		454,755,999

CORPORATE BONDS — 13.0%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	190,000	189,301
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	271,907
Lockheed Martin Corp., 3.80%, 3/1/45	100,000	91,291
United Technologies Corp., 6.05%, 6/1/36	250,000	305,802
United Technologies Corp., 5.70%, 4/15/40	120,000	142,198
		1,000,499
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(2)	200,000	199,500
Tenneco, Inc., 6.875%, 12/15/20	100,000	104,250
ZF North America Capital, Inc., 4.00%, 4/29/20(2)	150,000	150,300
		454,050
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(2)	70,000	70,299
American Honda Finance Corp., 2.125%, 10/10/18	150,000	152,139
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	210,000	211,820
Ford Motor Co., 4.75%, 1/15/43	70,000	64,256
Ford Motor Credit Co. LLC, 2.15%, 1/9/18	200,000	199,432
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	400,000	419,497
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	150,000	175,509
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	485,608
General Motors Co., 5.00%, 4/1/35	210,000	190,038
General Motors Financial Co., Inc., 3.25%, 5/15/18	350,000	351,128
General Motors Financial Co., Inc., 3.10%, 1/15/19	110,000	109,151
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)	150,000	151,687
		2,580,564
Banks — 2.0%
Bank of America Corp., 6.50%, 8/1/16	480,000	492,723
Bank of America Corp., 5.75%, 12/1/17	360,000	383,054
Bank of America Corp., 5.625%, 7/1/20	110,000	122,073
Bank of America Corp., 5.70%, 1/24/22	220,000	248,540
Bank of America Corp., 4.10%, 7/24/23	70,000	72,127
Bank of America Corp., MTN, 4.00%, 4/1/24	220,000	224,541
Bank of America Corp., MTN, 4.20%, 8/26/24	380,000	377,997
Bank of America Corp., MTN, 4.00%, 1/22/25	300,000	294,575
Bank of America Corp., MTN, 5.00%, 1/21/44	110,000	113,709
Bank of America N.A., 5.30%, 3/15/17	870,000	901,992
Bank of Nova Scotia (The), 2.55%, 1/12/17	150,000	152,047
Barclays Bank plc, 5.14%, 10/14/20	200,000	220,407
Barclays plc, 4.375%, 1/12/26	200,000	202,254
BB&T Corp., MTN, 2.05%, 6/19/18	100,000	100,945
BPCE SA, 5.15%, 7/21/24(2)	200,000	200,738
Branch Banking & Trust Co., 3.625%, 9/16/25	113,000	115,688
Branch Banking & Trust Co., 3.80%, 10/30/26	130,000	134,501
Capital One Financial Corp., 4.20%, 10/29/25	445,000	446,776
Capital One N.A., 2.35%, 8/17/18	250,000	250,854
Citigroup, Inc., 1.75%, 5/1/18	710,000	704,469
Citigroup, Inc., 4.50%, 1/14/22	560,000	603,524
Citigroup, Inc., 4.05%, 7/30/22	70,000	71,471
Citigroup, Inc., 4.40%, 6/10/25	880,000	879,003
Citigroup, Inc., 4.45%, 9/29/27	160,000	158,653
Commerzbank AG, 8.125%, 9/19/23(2)	200,000	225,414

Cooperatieve Rabobank UA, 3.875%, 2/8/22	430,000	456,521
Fifth Third Bancorp, 4.30%, 1/16/24	110,000	114,341
Fifth Third Bank, 2.875%, 10/1/21	250,000	253,476
HBOS plc, MTN, 6.75%, 5/21/18(2)	300,000	328,615
HSBC Holdings plc, 5.10%, 4/5/21	230,000	256,143
Intesa Sanpaolo SpA, 5.02%, 6/26/24(2)	230,000	221,024
JPMorgan Chase & Co., 6.00%, 1/15/18	520,000	560,740
JPMorgan Chase & Co., 4.625%, 5/10/21	460,000	500,781
JPMorgan Chase & Co., 3.25%, 9/23/22	220,000	221,782
JPMorgan Chase & Co., 3.875%, 9/10/24	370,000	368,569
JPMorgan Chase & Co., 3.125%, 1/23/25	570,000	553,549
JPMorgan Chase & Co., 4.95%, 6/1/45	100,000	100,567
KeyCorp, MTN, 2.30%, 12/13/18	220,000	220,968
KFW, 2.00%, 6/1/16	260,000	261,205
KFW, 2.00%, 10/4/22	300,000	302,560
Royal Bank of Scotland Group plc, 6.125%, 12/15/22	230,000	248,675
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	250,000	251,042
U.S. Bancorp, 3.44%, 2/1/16	120,000	120,000
U.S. Bancorp, MTN, 3.00%, 3/15/22	110,000	113,792
U.S. Bancorp, MTN, 3.60%, 9/11/24	330,000	342,003
U.S. Bank N.A., 2.80%, 1/27/25	500,000	498,516
Wells Fargo & Co., 4.125%, 8/15/23	200,000	209,409
Wells Fargo & Co., MTN, 2.10%, 5/8/17	20,000	20,196
Wells Fargo & Co., MTN, 2.60%, 7/22/20	320,000	323,013
Wells Fargo & Co., MTN, 4.60%, 4/1/21	450,000	494,857
Wells Fargo & Co., MTN, 3.55%, 9/29/25	160,000	163,128
Wells Fargo & Co., MTN, 4.10%, 6/3/26	210,000	213,408
Wells Fargo & Co., MTN, 4.65%, 11/4/44	80,000	77,937
Wells Fargo & Co., MTN, 4.90%, 11/17/45	120,000	121,463
		15,616,355
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	210,000	213,717
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	330,000	334,412
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	330,000	342,660
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	460,000	532,969
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	360,000	350,933
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	181,104
Pernod Ricard SA, 2.95%, 1/15/17(2)	180,000	181,871
		2,137,666
Biotechnology — 0.4%
AbbVie, Inc., 1.75%, 11/6/17	300,000	299,744
AbbVie, Inc., 2.90%, 11/6/22	220,000	216,555
AbbVie, Inc., 3.60%, 5/14/25	220,000	220,800
AbbVie, Inc., 4.40%, 11/6/42	240,000	226,160
Amgen, Inc., 2.125%, 5/15/17	180,000	181,530
Amgen, Inc., 4.10%, 6/15/21	100,000	106,927
Amgen, Inc., 5.375%, 5/15/43	250,000	267,820
Biogen, Inc., 3.625%, 9/15/22	370,000	380,649
Celgene Corp., 3.25%, 8/15/22	190,000	189,463
Celgene Corp., 3.625%, 5/15/24	300,000	298,382
Celgene Corp., 3.875%, 8/15/25	190,000	192,232
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	339,197
Gilead Sciences, Inc., 3.65%, 3/1/26	330,000	338,366
		3,257,825

Building Products†
Masco Corp., 4.45%, 4/1/25	170,000	170,425
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	140,000	147,975
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	370,000	397,308
Jefferies Group LLC, 5.125%, 4/13/18	110,000	114,274
		659,557
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22	160,000	152,800
Dow Chemical Co. (The), 4.25%, 11/15/20	62,000	65,464
Eastman Chemical Co., 2.70%, 1/15/20	210,000	204,625
Eastman Chemical Co., 3.60%, 8/15/22	198,000	192,353
Ecolab, Inc., 4.35%, 12/8/21	250,000	271,589
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	211,193
LyondellBasell Industries NV, 4.625%, 2/26/55	140,000	110,448
Mosaic Co. (The), 5.625%, 11/15/43	120,000	110,560
		1,319,032
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20	180,000	184,275
Covanta Holding Corp., 5.875%, 3/1/24	150,000	131,625
Pitney Bowes, Inc., 4.625%, 3/15/24	110,000	108,723
Republic Services, Inc., 3.55%, 6/1/22	220,000	229,628
Waste Management, Inc., 4.10%, 3/1/45	150,000	144,896
		799,147
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	260,000	261,737
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	157,141
		418,878
Construction Materials†
Owens Corning, 4.20%, 12/15/22	160,000	162,451
Consumer Finance — 0.4%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	267,329
American Express Co., 1.55%, 5/22/18	220,000	218,660
American Express Credit Corp., 1.30%, 7/29/16	180,000	180,238
American Express Credit Corp., 2.60%, 9/14/20	115,000	115,784
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	248,991
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	244,638
CIT Group, Inc., 4.25%, 8/15/17	470,000	475,875
CIT Group, Inc., 5.00%, 8/15/22	90,000	91,240
Discover Bank, 2.00%, 2/21/18	250,000	247,904
Equifax, Inc., 3.30%, 12/15/22	140,000	146,282
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	300,000	294,750
John Deere Capital Corp., MTN, 3.15%, 10/15/21	100,000	104,047
PNC Bank N.A., 6.00%, 12/7/17	290,000	309,862
Synchrony Financial, 2.60%, 1/15/19	160,000	159,873
Synchrony Financial, 3.00%, 8/15/19	90,000	90,635
		3,196,108
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	180,000	173,700
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	210,000	208,950
WestRock RKT Co., 3.50%, 3/1/20	140,000	143,452
WestRock RKT Co., 4.00%, 3/1/23	240,000	244,354
		770,456

Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	110,000	109,206
Johns Hopkins University, 4.08%, 7/1/53	45,000	46,595
		155,801
Diversified Financial Services — 1.0%
Ally Financial, Inc., 2.75%, 1/30/17	340,000	337,025
BNP Paribas SA, 4.375%, 9/28/25(2)	200,000	194,549
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20(2)	280,000	280,866
Deutsche Bank AG, VRN, 4.30%, 5/24/23	200,000	179,626
GE Capital International Funding Co., 2.34%, 11/15/20(2)	694,000	697,163
General Electric Capital Corp., 5.30%, 2/11/21	40,000	45,647
General Electric Capital Corp., MTN, 4.375%, 9/16/20	250,000	275,146
General Electric Capital Corp., MTN, 4.65%, 10/17/21	120,000	134,980
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	330,000	331,785
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	530,000	539,667
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20	110,000	120,733
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	460,000	522,974
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	300,000	308,244
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	160,000	158,059
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25	130,000	129,999
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	260,000	301,418
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	100,000	97,488
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	220,000	218,392
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	150,000	149,250
McGraw Hill Financial, Inc., 3.30%, 8/14/20	120,000	123,103
Morgan Stanley, 2.65%, 1/27/20	90,000	90,209
Morgan Stanley, 5.00%, 11/24/25	610,000	644,696
Morgan Stanley, MTN, 6.625%, 4/1/18	690,000	753,929
Morgan Stanley, MTN, 5.625%, 9/23/19	870,000	959,091
Morgan Stanley, MTN, 3.70%, 10/23/24	300,000	300,646
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(2)	200,000	200,798
		8,095,483
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 3.40%, 5/15/25	890,000	853,843
AT&T, Inc., 6.55%, 2/15/39	287,000	313,898
AT&T, Inc., 4.30%, 12/15/42	130,000	107,814
British Telecommunications plc, 5.95%, 1/15/18	480,000	518,220
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	140,000	142,800
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	250,000	252,001
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	234,582
Frontier Communications Corp., 8.25%, 4/15/17	80,000	84,100
Frontier Communications Corp., 8.50%, 4/15/20	150,000	149,250
Frontier Communications Corp., 11.00%, 9/15/25(2)	70,000	67,725
Orange SA, 4.125%, 9/14/21	210,000	224,014
Orange SA, 5.50%, 2/6/44	80,000	86,733
Telecom Italia Capital SA, 6.00%, 9/30/34	120,000	108,000
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	111,401
Verizon Communications, Inc., 3.65%, 9/14/18	480,000	502,713
Verizon Communications, Inc., 3.50%, 11/1/21	130,000	134,174
Verizon Communications, Inc., 5.15%, 9/15/23	350,000	387,917
Verizon Communications, Inc., 5.05%, 3/15/34	570,000	558,080
Verizon Communications, Inc., 4.75%, 11/1/41	150,000	137,007
Verizon Communications, Inc., 6.55%, 9/15/43	140,000	162,794

Verizon Communications, Inc., 4.86%, 8/21/46	250,000	233,338
Verizon Communications, Inc., 5.01%, 8/21/54	199,000	177,624
Windstream Services LLC, 7.875%, 11/1/17	60,000	63,000
		5,611,028
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)	180,000	162,450
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	200,000	204,750
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	270,000	179,705
Ensco plc, 5.20%, 3/15/25	80,000	48,489
Halliburton Co., 3.80%, 11/15/25	220,000	206,199
Noble Holding International Ltd., 5.95%, 4/1/25	75,000	37,821
Schlumberger Investment SA, 3.65%, 12/1/23	170,000	171,691
Weatherford International Ltd., 4.50%, 4/15/22	130,000	86,125
		730,030
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22	220,000	226,860
CVS Health Corp., 2.75%, 12/1/22	170,000	168,145
CVS Health Corp., 5.125%, 7/20/45	110,000	119,010
Delhaize Group, 5.70%, 10/1/40	90,000	95,208
Dollar General Corp., 3.25%, 4/15/23	220,000	214,780
Dollar General Corp., 4.15%, 11/1/25	40,000	40,981
Kroger Co. (The), 6.40%, 8/15/17	200,000	214,608
Kroger Co. (The), 3.30%, 1/15/21	330,000	342,860
Wal-Mart Stores, Inc., 2.55%, 4/11/23	50,000	50,290
Wal-Mart Stores, Inc., 5.625%, 4/15/41	110,000	132,712
Wal-Mart Stores, Inc., 4.30%, 4/22/44	390,000	405,639
		2,011,093
Food Products — 0.1%
Kraft Foods Group, Inc., 5.00%, 6/4/42	220,000	225,497
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)	100,000	102,726
Kraft Heinz Foods Co., 5.20%, 7/15/45(2)	140,000	147,455
Mondelez International, Inc., 4.00%, 2/1/24	200,000	206,245
Tyson Foods, Inc., 4.50%, 6/15/22	180,000	193,418
		875,341
Gas Utilities — 0.6%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(2)	200,000	180,789
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	133,060
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	98,156
Enbridge, Inc., 4.50%, 6/10/44	120,000	85,876
Energy Transfer Equity LP, 7.50%, 10/15/20	150,000	132,750
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	177,230
Energy Transfer Partners LP, 3.60%, 2/1/23	160,000	130,326
Energy Transfer Partners LP, 6.50%, 2/1/42	180,000	139,736
Enterprise Products Operating LLC, 6.30%, 9/15/17	300,000	314,684
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	379,935
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	140,000	140,350
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	210,000	214,538
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	168,189
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	172,718
Kinder Morgan, Inc., 4.30%, 6/1/25	80,000	69,430
Kinder Morgan, Inc., 5.55%, 6/1/45	150,000	117,917

Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	110,422
MPLX LP, 4.875%, 12/1/24(2)	130,000	101,660
MPLX LP, 4.875%, 6/1/25(2)	150,000	117,396
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	310,000	270,985
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	330,000	267,862
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	210,000	154,350
TransCanada PipeLines Ltd., 2.50%, 8/1/22	200,000	180,689
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	32,705
Williams Cos., Inc. (The), 5.75%, 6/24/44	90,000	50,711
Williams Partners LP, 4.125%, 11/15/20	200,000	155,154
Williams Partners LP, 5.40%, 3/4/44	240,000	157,989
		4,255,607
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	360,000	369,076
Medtronic, Inc., 2.50%, 3/15/20	130,000	132,111
Medtronic, Inc., 2.75%, 4/1/23	200,000	198,678
Medtronic, Inc., 3.50%, 3/15/25	230,000	236,502
Medtronic, Inc., 4.375%, 3/15/35	360,000	368,514
St. Jude Medical, Inc., 2.00%, 9/15/18	110,000	110,754
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	120,000	119,583
		1,535,218
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	130,000	128,574
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	240,000	242,400
Express Scripts Holding Co., 2.65%, 2/15/17	510,000	515,349
Express Scripts Holding Co., 7.25%, 6/15/19	170,000	197,123
HCA, Inc., 3.75%, 3/15/19	310,000	313,100
NYU Hospitals Center, 4.43%, 7/1/42	90,000	89,957
UnitedHealth Group, Inc., 2.875%, 12/15/21	230,000	236,992
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	314,375
UnitedHealth Group, Inc., 3.75%, 7/15/25	100,000	104,219
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	163,800
Universal Health Services, Inc., 4.75%, 8/1/22(2)	130,000	130,488
		2,436,377
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	200,000	201,205
McDonald's Corp., MTN, 3.375%, 5/26/25	80,000	79,786
McDonald's Corp., MTN, 4.60%, 5/26/45	70,000	68,683
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	160,000	164,800
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	110,780
		625,254
Household Durables — 0.1%
D.R. Horton, Inc., 3.625%, 2/15/18	270,000	274,388
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	116,325
Lennar Corp., 4.75%, 12/15/17	210,000	216,300
Lennar Corp., 4.50%, 6/15/19	160,000	164,800
M.D.C. Holdings, Inc., 5.50%, 1/15/24	140,000	137,900
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	110,500
TRI Pointe Holdings, Inc. / TRI Pointe Group, Inc., 4.375%, 6/15/19	100,000	97,500
		1,117,713
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17	230,000	247,446
General Electric Co., 2.70%, 10/9/22	210,000	214,010

General Electric Co., 4.125%, 10/9/42	180,000	177,827
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	170,000	168,803
		808,086
Insurance — 0.6%
ACE INA Holdings, Inc., 3.15%, 3/15/25	280,000	282,043
ACE INA Holdings, Inc., 3.35%, 5/3/26	110,000	112,272
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19	150,000	148,125
Allstate Corp. (The), VRN, 5.75%, 8/15/23	90,000	91,856
American International Group, Inc., 5.85%, 1/16/18	210,000	224,466
American International Group, Inc., 4.875%, 6/1/22	550,000	587,540
American International Group, Inc., 4.50%, 7/16/44	120,000	105,059
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	140,000	153,199
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	90,000	93,758
Berkshire Hathaway, Inc., 4.50%, 2/11/43	220,000	221,975
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	50,000	59,094
International Lease Finance Corp., 6.25%, 5/15/19	100,000	104,750
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)	60,000	64,986
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	210,000	200,268
Lincoln National Corp., 6.25%, 2/15/20	160,000	180,861
Markel Corp., 4.90%, 7/1/22	190,000	207,263
Markel Corp., 3.625%, 3/30/23	100,000	100,138
MetLife, Inc., 4.125%, 8/13/42	110,000	100,778
MetLife, Inc., 4.875%, 11/13/43	110,000	112,216
Metropolitan Life Global Funding I, 3.00%, 1/10/23(2)	200,000	200,262
Principal Financial Group, Inc., 3.30%, 9/15/22	70,000	71,386
Prudential Financial, Inc., 5.375%, 6/21/20	70,000	78,387
Prudential Financial, Inc., 5.625%, 5/12/41	370,000	406,824
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)	120,000	122,597
Travelers Cos., Inc. (The), 4.60%, 8/1/43	100,000	109,091
Travelers Cos., Inc. (The), 4.30%, 8/25/45	60,000	62,424
Voya Financial, Inc., 5.50%, 7/15/22	100,000	112,021
Voya Financial, Inc., 5.70%, 7/15/43	160,000	188,658
WR Berkley Corp., 4.625%, 3/15/22	130,000	140,194
WR Berkley Corp., 4.75%, 8/1/44	90,000	90,202
XLIT Ltd., 4.45%, 3/31/25	50,000	49,471
		4,782,164
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21	200,000	216,000
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	150,000	148,623
Fidelity National Information Services, Inc., 5.00%, 3/15/22	100,000	103,509
Fidelity National Information Services, Inc., 4.50%, 10/15/22	180,000	185,685
Fidelity National Information Services, Inc., 3.50%, 4/15/23	110,000	106,448
Xerox Corp., 2.95%, 3/15/17	80,000	80,222
		624,487
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	150,000	154,803
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	148,000	149,814
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	150,000	161,815
		466,432
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	221,697
Oshkosh Corp., 5.375%, 3/1/22	290,000	294,350
		516,047

Media — 0.9%
21st Century Fox America, Inc., 3.70%, 10/15/25	320,000	316,852
21st Century Fox America, Inc., 6.90%, 8/15/39	150,000	175,062
21st Century Fox America, Inc., 4.75%, 9/15/44	190,000	180,562
CBS Corp., 3.50%, 1/15/25	170,000	164,225
CBS Corp., 4.85%, 7/1/42	60,000	54,208
CCO Safari II LLC, 4.91%, 7/23/25(2)	790,000	791,254
Comcast Corp., 4.40%, 8/15/35	140,000	141,834
Comcast Corp., 6.40%, 5/15/38	310,000	385,109
Comcast Corp., 4.75%, 3/1/44	310,000	318,107
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21	250,000	272,049
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24	120,000	123,061
Discovery Communications LLC, 5.625%, 8/15/19	90,000	98,510
Discovery Communications LLC, 3.25%, 4/1/23	100,000	90,422
DISH DBS Corp., 7.125%, 2/1/16	50,000	50,000
Embarq Corp., 8.00%, 6/1/36	120,000	119,140
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	160,000	164,152
Lamar Media Corp., 5.375%, 1/15/24	180,000	184,500
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	101,185
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	417,096
NBCUniversal Media LLC, 2.875%, 1/15/23	120,000	121,674
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	160,000	162,000
Omnicom Group, Inc., 3.625%, 5/1/22	50,000	51,458
TEGNA, Inc., 5.125%, 7/15/20	330,000	342,375
Time Warner Cable, Inc., 6.75%, 7/1/18	130,000	142,055
Time Warner Cable, Inc., 5.50%, 9/1/41	70,000	61,811
Time Warner Cable, Inc., 4.50%, 9/15/42	100,000	79,966
Time Warner, Inc., 4.70%, 1/15/21	140,000	150,666
Time Warner, Inc., 3.60%, 7/15/25	400,000	389,253
Time Warner, Inc., 7.70%, 5/1/32	200,000	244,850
Time Warner, Inc., 5.35%, 12/15/43	120,000	119,465
Viacom, Inc., 4.50%, 3/1/21	110,000	114,103
Viacom, Inc., 3.125%, 6/15/22	190,000	177,604
Virgin Media Secured Finance plc, 5.25%, 1/15/26(2)	200,000	198,500
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	130,000	130,277
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	230,000	232,131
		6,865,516
Metals and Mining — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21	170,000	155,369
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	48,927
Freeport-McMoRan, Inc., 3.875%, 3/15/23	115,000	47,437
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	110,000	79,369
Newmont Mining Corp., 6.25%, 10/1/39	80,000	66,268
Southern Copper Corp., 5.25%, 11/8/42	100,000	72,826
Steel Dynamics, Inc., 6.125%, 8/15/19	157,000	157,785
Teck Resources Ltd., 3.15%, 1/15/17	110,000	103,950
Vale Overseas Ltd., 5.625%, 9/15/19	90,000	79,515
		811,446
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	161,946
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	70,000	65,911
CMS Energy Corp., 8.75%, 6/15/19	180,000	217,018
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	144,167

Constellation Energy Group, Inc., 5.15%, 12/1/20	220,000	240,549
Consumers Energy Co., 2.85%, 5/15/22	50,000	50,629
Consumers Energy Co., 3.375%, 8/15/23	50,000	51,990
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	208,890
Dominion Resources, Inc., 2.75%, 9/15/22	210,000	206,175
Dominion Resources, Inc., 3.625%, 12/1/24	160,000	159,683
Dominion Resources, Inc., 4.90%, 8/1/41	50,000	50,658
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	120,000	100,650
DPL, Inc., 6.50%, 10/15/16	44,000	45,100
Duke Energy Corp., 1.625%, 8/15/17	150,000	149,715
Duke Energy Corp., 3.55%, 9/15/21	90,000	93,110
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	145,384
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	211,655
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	130,862
Edison International, 3.75%, 9/15/17	130,000	134,359
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	116,663
Exelon Generation Co. LLC, 5.60%, 6/15/42	70,000	56,388
FirstEnergy Corp., 2.75%, 3/15/18	135,000	135,893
FirstEnergy Corp., 4.25%, 3/15/23	260,000	266,480
Florida Power & Light Co., 4.125%, 2/1/42	140,000	144,140
Georgia Power Co., 4.30%, 3/15/42	70,000	67,811
IPALCO Enterprises, Inc., 5.00%, 5/1/18	230,000	241,500
MidAmerican Energy Co., 4.40%, 10/15/44	150,000	157,500
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	210,000	195,825
Nisource Finance Corp., 5.65%, 2/1/45	100,000	114,829
PacifiCorp, 6.00%, 1/15/39	180,000	223,373
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	126,808
Progress Energy, Inc., 3.15%, 4/1/22	90,000	90,689
Sempra Energy, 6.50%, 6/1/16	200,000	203,541
Sempra Energy, 2.40%, 3/15/20	120,000	117,274
Sempra Energy, 2.875%, 10/1/22	200,000	192,612
Southern Power Co., 5.15%, 9/15/41	40,000	36,677
Virginia Electric and Power Co., 3.45%, 2/15/24	160,000	166,808
Virginia Electric and Power Co., 4.45%, 2/15/44	80,000	84,605
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	52,455
		5,360,322
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	190,000	171,024
Target Corp., 3.50%, 7/1/24	210,000	221,735
Target Corp., 4.00%, 7/1/42	280,000	278,277
		671,036
Oil, Gas and Consumable Fuels — 0.7%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20	50,000	49,750
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	90,000	88,875
Anadarko Petroleum Corp., 5.95%, 9/15/16	80,000	81,215
Anadarko Petroleum Corp., 6.45%, 9/15/36	110,000	88,294
Apache Corp., 4.75%, 4/15/43	90,000	66,221
BP Capital Markets plc, 4.50%, 10/1/20	100,000	106,845
BP Capital Markets plc, 2.75%, 5/10/23	200,000	187,414
Chesapeake Energy Corp., 8.00%, 12/15/22(2)	84,000	36,330
Chevron Corp., 2.43%, 6/24/20	80,000	80,097
Cimarex Energy Co., 4.375%, 6/1/24	220,000	192,904
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	140,000	142,339

Concho Resources, Inc., 7.00%, 1/15/21	330,000	323,400
Concho Resources, Inc., 6.50%, 1/15/22	90,000	84,600
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	41,355
Continental Resources, Inc., 5.00%, 9/15/22	190,000	133,237
Devon Energy Corp., 5.00%, 6/15/45	50,000	33,238
Ecopetrol SA, 4.125%, 1/16/25	90,000	68,625
EOG Resources, Inc., 5.625%, 6/1/19	150,000	162,209
EOG Resources, Inc., 4.10%, 2/1/21	130,000	135,450
Exxon Mobil Corp., 2.71%, 3/6/25	280,000	277,368
Hess Corp., 6.00%, 1/15/40	90,000	69,368
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	210,284
Newfield Exploration Co., 5.75%, 1/30/22	220,000	189,825
Noble Energy, Inc., 4.15%, 12/15/21	290,000	262,513
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	122,400
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	225,600
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	51,300
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	44,511
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	174,225
Phillips 66, 4.30%, 4/1/22	250,000	255,976
Phillips 66, 4.65%, 11/15/34	180,000	158,194
Repsol Oil & Gas Canada, Inc., 7.75%, 6/1/19	95,000	89,168
Shell International Finance BV, 2.375%, 8/21/22	130,000	123,366
Shell International Finance BV, 3.25%, 5/11/25	200,000	191,703
Shell International Finance BV, 3.625%, 8/21/42	140,000	113,993
Statoil ASA, 2.45%, 1/17/23	190,000	176,708
Statoil ASA, 3.95%, 5/15/43	150,000	131,100
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	150,000	147,750
Tesoro Corp., 5.375%, 10/1/22	100,000	96,500
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	113,981
Total Capital SA, 2.125%, 8/10/18	140,000	140,387
Whiting Petroleum Corp., 5.00%, 3/15/19	190,000	125,400
		5,594,018
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	250,000	250,182
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	350,000	389,209
International Paper Co., 6.00%, 11/15/41	70,000	72,037
		711,428
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	320,000	326,559
Actavis Funding SCS, 4.55%, 3/15/35	150,000	148,427
Actavis, Inc., 1.875%, 10/1/17	220,000	220,049
Actavis, Inc., 3.25%, 10/1/22	200,000	199,899
Actavis, Inc., 4.625%, 10/1/42	60,000	58,775
Baxalta, Inc., 4.00%, 6/23/25(2)	230,000	229,116
Forest Laboratories LLC, 4.875%, 2/15/21(2)	270,000	294,375
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	250,000	255,450
Merck & Co., Inc., 2.40%, 9/15/22	100,000	100,179
Merck & Co., Inc., 3.70%, 2/10/45	80,000	74,799
Perrigo Finance Unlimited Co., 3.90%, 12/15/24	200,000	196,708
Roche Holdings, Inc., 3.35%, 9/30/24(2)	110,000	115,264
Sanofi, 4.00%, 3/29/21	95,000	102,549
		2,322,149

Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	130,000	139,874
Boston Properties LP, 3.65%, 2/1/26	100,000	101,139
DDR Corp., 4.75%, 4/15/18	230,000	241,318
DDR Corp., 3.625%, 2/1/25	150,000	143,591
Essex Portfolio LP, 3.625%, 8/15/22	150,000	153,656
Essex Portfolio LP, 3.375%, 1/15/23	60,000	60,323
Essex Portfolio LP, 3.25%, 5/1/23	50,000	49,438
Hospitality Properties Trust, 4.65%, 3/15/24	350,000	346,643
Hospitality Properties Trust, 4.50%, 3/15/25	140,000	135,574
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	98,376
Kilroy Realty LP, 3.80%, 1/15/23	140,000	141,096
Realty Income Corp., 4.125%, 10/15/26	80,000	82,873
Reckson Operating Partnership LP, 6.00%, 3/31/16	125,000	125,840
Senior Housing Properties Trust, 4.75%, 5/1/24	180,000	178,181
Simon Property Group LP, 3.30%, 1/15/26	180,000	180,182
Ventas Realty LP, 4.125%, 1/15/26	100,000	101,626
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	120,000	129,678
Welltower, Inc., 2.25%, 3/15/18	50,000	50,180
Welltower, Inc., 3.75%, 3/15/23	130,000	129,163
		2,588,751
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	186,248
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	52,103
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	213,148
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	180,000	167,567
CSX Corp., 4.25%, 6/1/21	150,000	161,160
CSX Corp., 3.40%, 8/1/24	180,000	180,877
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	43,235
Norfolk Southern Corp., 3.25%, 12/1/21	200,000	204,452
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	40,000	40,552
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	110,000	108,085
Union Pacific Corp., 4.00%, 2/1/21	100,000	108,013
Union Pacific Corp., 4.75%, 9/15/41	250,000	267,169
		1,732,609
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 3.70%, 7/29/25	110,000	116,133
KLA-Tencor Corp., 4.65%, 11/1/24	110,000	111,648
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(2)	200,000	199,500
		427,281
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	210,000	221,025
Intuit, Inc., 5.75%, 3/15/17	254,000	265,748
Microsoft Corp., 2.70%, 2/12/25	360,000	357,864
Microsoft Corp., 3.125%, 11/3/25	110,000	112,737
Oracle Corp., 2.50%, 10/15/22	260,000	256,909
Oracle Corp., 3.625%, 7/15/23	280,000	296,203
Oracle Corp., 3.40%, 7/8/24	170,000	174,413
Oracle Corp., 4.30%, 7/8/34	160,000	157,286
		1,842,185
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.625%, 6/1/22	190,000	192,540
Home Depot, Inc. (The), 3.35%, 9/15/25	120,000	124,060

Home Depot, Inc. (The), 5.95%, 4/1/41	360,000	444,717
Lowe's Cos., Inc., 3.375%, 9/15/25	45,000	46,497
United Rentals North America, Inc., 4.625%, 7/15/23	170,000	166,175
		973,989
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	160,000	159,263
Apple, Inc., 2.85%, 5/6/21	180,000	186,327
Apple, Inc., 3.45%, 5/6/24	240,000	249,247
Dell, Inc., 3.10%, 4/1/16	40,000	40,090
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	280,000	281,038
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	200,000	190,061
HP, Inc., 4.30%, 6/1/21	290,000	292,689
Seagate HDD Cayman, 4.75%, 6/1/23	310,000	266,805
		1,665,520
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	280,000	290,604
L Brands, Inc., 6.90%, 7/15/17	100,000	106,750
PVH Corp., 4.50%, 12/15/22	210,000	204,750
		602,104
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	270,000	271,322
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	197,136
Reynolds American, Inc., 4.45%, 6/12/25	250,000	265,781
		734,239
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.125%, 7/16/22	310,000	309,348
Sprint Communications, Inc., 6.00%, 12/1/16	150,000	150,563
Sprint Communications, Inc., 9.00%, 11/15/18(2)	180,000	184,275
T-Mobile USA, Inc., 6.46%, 4/28/19	210,000	217,612
Vodafone Group plc, 5.625%, 2/27/17	110,000	114,803
		976,601
TOTAL CORPORATE BONDS (Cost $102,717,303)		101,651,568
U.S. TREASURY SECURITIES — 12.2%
U.S. Treasury Bills, 0.25%, 6/23/16(3)	3,000,000	2,995,665
U.S. Treasury Bonds, 3.50%, 2/15/39	4,000,000	4,649,608
U.S. Treasury Bonds, 4.375%, 11/15/39	1,500,000	1,976,425
U.S. Treasury Bonds, 4.375%, 5/15/41	1,850,000	2,446,806
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,630,254
U.S. Treasury Bonds, 2.75%, 11/15/42	2,180,000	2,192,306
U.S. Treasury Bonds, 2.875%, 5/15/43	1,970,000	2,026,561
U.S. Treasury Bonds, 3.125%, 8/15/44	1,830,000	1,972,504
U.S. Treasury Bonds, 3.00%, 11/15/44	1,580,000	1,660,544
U.S. Treasury Bonds, 2.50%, 2/15/45	1,250,000	1,184,985
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	3,998,160	3,881,886
U.S. Treasury Notes, 0.75%, 10/31/17	1,500,000	1,499,238
U.S. Treasury Notes, 1.875%, 10/31/17	2,400,000	2,445,048
U.S. Treasury Notes, 0.875%, 1/31/18	3,400,000	3,404,250
U.S. Treasury Notes, 0.75%, 4/15/18	1,200,000	1,197,305
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	909,214
U.S. Treasury Notes, 1.375%, 7/31/18(4)	11,130,000	11,265,864
U.S. Treasury Notes, 1.25%, 10/31/18	2,350,000	2,369,232
U.S. Treasury Notes, 1.25%, 11/15/18	3,400,000	3,428,091
U.S. Treasury Notes, 1.25%, 11/30/18	3,100,000	3,125,308

U.S. Treasury Notes, 1.375%, 11/30/18	200,000	202,340
U.S. Treasury Notes, 1.625%, 7/31/19	2,800,000	2,850,313
U.S. Treasury Notes, 1.625%, 8/31/19	8,350,000	8,500,041
U.S. Treasury Notes, 1.50%, 10/31/19	5,650,000	5,721,727
U.S. Treasury Notes, 1.50%, 11/30/19	2,600,000	2,631,993
U.S. Treasury Notes, 1.625%, 12/31/19	950,000	965,883
U.S. Treasury Notes, 1.375%, 3/31/20	2,950,000	2,967,228
U.S. Treasury Notes, 1.375%, 4/30/20	1,500,000	1,508,057
U.S. Treasury Notes, 1.625%, 6/30/20	2,350,000	2,385,708
U.S. Treasury Notes, 1.375%, 10/31/20	6,200,000	6,217,924
U.S. Treasury Notes, 2.00%, 11/30/20	2,000,000	2,060,820
U.S. Treasury Notes, 2.00%, 10/31/21	3,250,000	3,339,248
TOTAL U.S. TREASURY SECURITIES (Cost $92,919,372)		95,612,376
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 10.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 1.77%, 2/15/16	130,944	134,042
FHLMC, VRN, 1.97%, 2/15/16	269,032	277,104
FHLMC, VRN, 1.97%, 2/15/16	174,688	179,146
FHLMC, VRN, 2.32%, 2/15/16	731,161	744,888
FHLMC, VRN, 2.40%, 2/15/16	334,783	355,084
FHLMC, VRN, 2.50%, 2/15/16	878,634	929,353
FHLMC, VRN, 2.56%, 2/15/16	61,615	64,585
FHLMC, VRN, 2.58%, 2/15/16	91,200	96,684
FHLMC, VRN, 2.60%, 2/15/16	152,216	161,645
FHLMC, VRN, 2.81%, 2/15/16	333,537	354,198
FHLMC, VRN, 3.25%, 2/15/16	213,156	224,880
FHLMC, VRN, 3.72%, 2/15/16	147,713	156,082
FHLMC, VRN, 4.06%, 2/15/16	125,007	131,853
FHLMC, VRN, 4.22%, 2/15/16	371,965	394,228
FHLMC, VRN, 4.72%, 2/15/16	94,224	99,028
FHLMC, VRN, 5.12%, 2/15/16	34,397	36,328
FHLMC, VRN, 5.78%, 2/15/16	210,494	222,630
FHLMC, VRN, 5.96%, 2/15/16	174,001	183,565
FNMA, VRN, 2.02%, 2/25/16	281,707	293,978
FNMA, VRN, 2.05%, 2/25/16	1,144,463	1,174,245
FNMA, VRN, 2.07%, 2/25/16	466,128	488,587
FNMA, VRN, 2.07%, 2/25/16	533,767	551,643
FNMA, VRN, 2.07%, 2/25/16	318,253	330,171
FNMA, VRN, 2.07%, 2/25/16	816,437	855,100
FNMA, VRN, 2.45%, 2/25/16	49,138	51,888
FNMA, VRN, 2.47%, 2/25/16	331,452	351,257
FNMA, VRN, 2.57%, 2/25/16	78,698	82,619
FNMA, VRN, 2.65%, 2/25/16	69,170	73,308
FNMA, VRN, 3.36%, 2/25/16	158,860	167,073
FNMA, VRN, 3.61%, 2/25/16	207,587	219,040
FNMA, VRN, 3.92%, 2/25/16	188,676	199,528
FNMA, VRN, 5.05%, 2/25/16	132,306	139,922
		9,723,682
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.2%
FHLMC, 4.50%, 1/1/19	123,947	128,287
FHLMC, 6.50%, 1/1/28	21,770	25,319
FHLMC, 5.50%, 12/1/33	181,561	205,809
FHLMC, 5.00%, 7/1/35	1,555,299	1,725,298

FHLMC, 5.50%, 1/1/38	166,195	185,272
FHLMC, 6.00%, 8/1/38	72,885	82,772
FHLMC, 6.50%, 7/1/47	7,215	7,957
FNMA, 3.00%, 2/11/16(6)	1,750,000	1,785,615
FNMA, 3.50%, 2/11/16(6)	8,000,000	8,374,687
FNMA, 4.00%, 2/11/16(6)	5,450,000	5,820,217
FNMA, 4.50%, 2/11/16(6)	1,705,000	1,853,696
FNMA, 4.50%, 5/1/19	45,506	47,458
FNMA, 4.50%, 5/1/19	117,821	122,640
FNMA, 5.00%, 9/1/20	271,727	288,588
FNMA, 6.50%, 1/1/28	17,433	19,947
FNMA, 6.50%, 1/1/29	29,485	34,112
FNMA, 7.50%, 7/1/29	84,420	96,650
FNMA, 7.50%, 9/1/30	16,910	20,411
FNMA, 5.00%, 7/1/31	951,731	1,054,885
FNMA, 6.50%, 9/1/31	17,594	20,133
FNMA, 7.00%, 9/1/31	9,399	10,565
FNMA, 6.50%, 1/1/32	29,875	34,467
FNMA, 6.50%, 8/1/32	31,840	37,402
FNMA, 5.50%, 6/1/33	94,378	106,698
FNMA, 5.50%, 7/1/33	169,079	190,806
FNMA, 5.50%, 8/1/33	292,869	330,203
FNMA, 5.50%, 9/1/33	184,958	210,322
FNMA, 5.00%, 11/1/33	560,889	623,027
FNMA, 5.00%, 4/1/35	762,275	844,890
FNMA, 4.50%, 9/1/35	359,374	392,673
FNMA, 5.00%, 2/1/36	500,420	554,269
FNMA, 5.50%, 4/1/36	189,339	213,000
FNMA, 5.50%, 5/1/36	365,114	410,493
FNMA, 5.00%, 11/1/36	1,305,403	1,445,836
FNMA, 5.50%, 2/1/37	93,029	104,324
FNMA, 6.00%, 7/1/37	633,622	722,747
FNMA, 6.50%, 8/1/37	163,719	183,656
FNMA, 5.50%, 7/1/39	607,643	683,307
FNMA, 5.00%, 4/1/40	1,384,593	1,532,956
FNMA, 5.00%, 6/1/40	1,204,873	1,334,187
FNMA, 4.50%, 8/1/40	1,772,986	1,933,571
FNMA, 4.50%, 9/1/40	3,119,949	3,412,250
FNMA, 3.50%, 1/1/41	1,757,965	1,844,703
FNMA, 4.00%, 1/1/41	1,390,317	1,505,259
FNMA, 4.50%, 1/1/41	1,269,462	1,398,876
FNMA, 4.00%, 5/1/41	1,689,627	1,811,605
FNMA, 4.50%, 7/1/41	576,897	632,126
FNMA, 4.50%, 9/1/41	639,203	696,966
FNMA, 4.50%, 9/1/41	2,537,402	2,767,662
FNMA, 4.00%, 12/1/41	1,476,621	1,593,254
FNMA, 4.00%, 1/1/42	876,176	938,956
FNMA, 4.00%, 1/1/42	1,223,312	1,311,617
FNMA, 3.50%, 5/1/42	2,314,143	2,429,848
FNMA, 3.50%, 6/1/42	750,479	789,861
FNMA, 3.00%, 11/1/42	1,803,498	1,843,902
FNMA, 3.50%, 5/1/45	2,150,841	2,257,246
FNMA, 6.50%, 8/1/47	21,091	23,473

FNMA, 6.50%, 8/1/47	9,474	10,555
FNMA, 6.50%, 9/1/47	43,446	48,402
FNMA, 6.50%, 9/1/47	2,401	2,675
FNMA, 6.50%, 9/1/47	16,321	18,178
FNMA, 6.50%, 9/1/47	23,730	26,436
FNMA, 6.50%, 9/1/47	6,336	7,054
GNMA, 3.50%, 2/22/16(6)	3,300,000	3,479,180
GNMA, 4.00%, 2/22/16(6)	2,000,000	2,137,188
GNMA, 7.00%, 4/20/26	53,189	63,073
GNMA, 7.50%, 8/15/26	31,864	38,507
GNMA, 7.00%, 2/15/28	11,322	11,466
GNMA, 7.50%, 2/15/28	14,220	14,483
GNMA, 7.00%, 12/15/28	20,383	21,166
GNMA, 7.00%, 5/15/31	61,243	74,768
GNMA, 5.50%, 11/15/32	221,021	251,165
GNMA, 4.50%, 5/20/41	737,745	806,104
GNMA, 4.50%, 6/15/41	670,035	740,371
GNMA, 4.00%, 12/15/41	1,186,896	1,268,487
GNMA, 3.50%, 6/20/42	1,441,784	1,524,951
GNMA, 3.50%, 7/20/42	705,071	745,742
GNMA, 4.50%, 11/20/43	1,031,361	1,112,908
		71,459,615
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $79,310,103)		81,183,297
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 2.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	1,000,000	1,018,673
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.23%, 2/15/16(2)	825,000	821,812
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	625,000	617,361
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	950,000	965,702
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.38%, 2/15/16(2)	1,344,314	1,313,649
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.23%, 2/15/16(2)	925,000	909,481
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	675,000	731,525
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 2/1/16	775,000	818,734
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	900,000	945,156
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class B, VRN, 3.35%, 2/1/16(2)	400,000	395,448
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	750,000	758,022
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	1,150,000	1,159,773
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 2/10/16(2)	1,575,000	1,601,432
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 2/1/16	475,000	489,307
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	299,705
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	450,000	490,343
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.33%, 2/15/16(2)	925,000	914,791
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(2)	800,000	829,309
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 2/1/16(2)	725,000	726,603
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,712,533)		15,806,826
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.0%
Private Sponsor Collateralized Mortgage Obligations — 2.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	26,931	28,211
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.83%, 2/1/16	383,211	382,560
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	325,968	261,623
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 2/1/16	228,601	226,808

Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	26,840	26,712
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.88%, 2/1/16	350,758	347,402
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	109,385	113,850
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.30%, 2/1/16	692,327	686,559
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.12%, 2/1/16	941,421	928,044
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 2/1/16	148,117	146,293
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.65%, 2/1/16	312,849	314,177
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	9,185	9,059
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.60%, 2/1/16	200,968	197,943
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.36%, 2/1/16	622,949	615,852
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 2/1/16	117,277	112,429
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.32%, 2/1/16	242,388	235,495
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.69%, 2/1/16	250,534	248,604
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 2/1/16	379,937	376,478
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.91%, 2/1/16	355,511	366,483
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 2/1/16	590,955	593,555
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.54%, 2/1/16	112,130	110,752
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 2/1/16	78,063	77,581
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.77%, 2/1/16	388,565	390,493
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 2/1/16(2)	155,039	156,022
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.77%, 2/1/16	523,307	535,347
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	69,267	69,223
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.33%, 2/25/16	289,622	286,160
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.59%, 2/1/16	391,276	383,681
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.40%, 2/1/16	51,132	51,073
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 2/1/16	82,670	82,934
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	227,921	236,149
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.55%, 2/1/16	266,417	266,241
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.54%, 2/1/16	238,223	237,858
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.17%, 2/25/16	986,450	915,628
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.46%, 2/1/16	696,275	691,301
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	70,072	72,355
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 2/1/16	98,322	99,094
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.74%, 2/1/16	201,104	205,713
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 2/1/16	206,365	206,209
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	125,090	125,633
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	147,266	149,925
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	320,890	337,529
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.75%, 2/1/16	657,697	671,018
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.75%, 2/1/16	67,619	69,452
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.75%, 2/1/16	450,791	458,739
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 2/1/16	116,123	114,806
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.74%, 2/1/16	129,137	131,298
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.71%, 2/1/16	360,468	362,969
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.71%, 2/1/16	97,733	98,647
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.74%, 2/1/16	376,345	376,507
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	165,739	169,098
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	213,873	214,076
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	109,486	112,756
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	108,862	112,431
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	75,901	79,171
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.27%, 2/1/16	112,120	110,971
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	295,730	312,895
		15,299,872

U.S. Government Agency Collateralized Mortgage Obligations†
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	306,979	332,644
FHLMC, Series 77, Class H, 8.50%, 9/15/20	12,127	12,588
		345,232
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,765,476)		15,645,104
ASSET-BACKED SECURITIES(5) — 1.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	750,000	760,152
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21(2)	450,000	451,440
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.79%, 2/15/16	775,000	774,736
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.93%, 2/15/16(2)	850,000	847,904
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.84%, 2/8/16(2)	700,433	698,593
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.33%, 2/22/16(2)	700,000	700,238
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	223,212	222,592
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	1,100,000	1,097,124
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.60%, 2/15/16	199,655	199,565
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.82%, 2/10/16(2)	728,139	726,452
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	175,480	174,983
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	929,265	919,212
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.43%, 2/17/16(2)	475,000	466,008
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.88%, 2/17/16(2)	613,123	607,315
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	584,843	584,395
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	505,032	505,322
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	627,689	625,497
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	822,404	818,531
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	466,203	466,732
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.76%, 2/16/16	850,000	849,843
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	153,785	155,900
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	603,915	604,070
TOTAL ASSET-BACKED SECURITIES (Cost $13,286,803)		13,256,604
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	150,000	150,244
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	104,250
Chile Government International Bond, 3.625%, 10/30/42	100,000	89,250
		193,500
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	310,775
Colombia Government International Bond, 6.125%, 1/18/41	100,000	93,500
		404,275
Italy†
Italy Government International Bond, 6.875%, 9/27/23	220,000	276,846
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	420,000	464,625
Mexico Government International Bond, 5.125%, 1/15/20	330,000	356,895
Mexico Government International Bond, 4.00%, 10/2/23	100,000	101,150
Mexico Government International Bond, 6.05%, 1/11/40	50,000	53,687
Mexico Government International Bond, MTN, 4.75%, 3/8/44	400,000	362,000
		1,338,357
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	70,000	81,025
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	175,950
		256,975

Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	326,761
Philippine Government International Bond, 6.375%, 10/23/34	150,000	204,975
		531,736
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21	140,000	155,260
Poland Government International Bond, 3.00%, 3/17/23	140,000	138,131
		293,391
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24	110,000	107,380
South Korea†
Korea Development Bank (The), 3.25%, 3/9/16	130,000	130,292
Turkey†
Turkey Government International Bond, 3.25%, 3/23/23	300,000	278,547
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	93,600
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,015,639)		4,055,143
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FNMA, 2.625%, 9/6/24	590,000	615,886
FNMA, 6.625%, 11/15/30	2,290,000	3,377,722
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,588,399)		3,993,608
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	195,000	263,718
California GO, (Building Bonds), 7.55%, 4/1/39	100,000	147,756
California GO, (Building Bonds), 7.30%, 10/1/39	290,000	409,477
California GO, (Building Bonds), 7.60%, 11/1/40	80,000	119,810
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	245,000	232,627
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	100,000	134,527
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	75,218
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	105,000	141,903
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	82,025
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	155,717
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	200,000	292,570
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	134,714
New York GO, Series 2010 F-1, (Building Bonds), 6.27%, 12/1/37	95,000	125,289
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	110,000	127,192
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	91,214
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.93%, 10/1/51	50,000	54,956
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62	245,000	244,365
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	245,453
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	261,872
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	112,004
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	105,000	131,198
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	65,000	91,910
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	149,641
Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	64,798
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	24,269
TOTAL MUNICIPAL SECURITIES (Cost $3,313,298)		3,914,223
TEMPORARY CASH INVESTMENTS — 1.7%
SSgA U.S. Government Money Market Fund, Class N	8,095,615	8,095,615

State Street Institutional Liquid Reserves Fund, Premier Class	4,807,166	4,807,166
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,902,781)		12,902,781
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $764,045,784)		802,777,529
OTHER ASSETS AND LIABILITIES — (2.7)%		(21,466,364)
TOTAL NET ASSETS — 100.0%		$781,311,165

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
32	U.S. Treasury 2-Year Notes	March 2016	6,996,000	43,928

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional investors. The aggregate value of these securities at the period end was $31,293,952, which represented 4.0% of total net assets.

(3)	The rate indicated is the yield to maturity at purchase.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $24,418.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	454,755,999	—	—
Corporate Bonds	—	101,651,568	—
U.S. Treasury Securities	—	95,612,376	—
U.S. Government Agency Mortgage-Backed Securities	—	81,183,297	—
Commercial Mortgage-Backed Securities	—	15,806,826	—
Collateralized Mortgage Obligations	—	15,645,104	—
Asset-Backed Securities	—	13,256,604	—
Sovereign Governments and Agencies	—	4,055,143	—
U.S. Government Agency Securities	—	3,993,608	—
Municipal Securities	—	3,914,223	—
Temporary Cash Investments	12,902,781	—	—
	467,658,780	335,118,749	—
Other Financial Instruments
Futures Contracts	43,928	—	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$766,910,032
Gross tax appreciation of investments	$66,945,484
Gross tax depreciation of investments	(31,077,987)
Net tax appreciation (depreciation) of investments	$35,867,497

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Capital Value Fund
January 31, 2016

Capital Value - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 4.2%
Honeywell International, Inc.	22,860	2,359,152
Huntington Ingalls Industries, Inc.	9,170	1,172,660
United Technologies Corp.	23,890	2,094,914
		5,626,726
Auto Components — 1.6%
BorgWarner, Inc.	21,250	623,900
Delphi Automotive plc	24,460	1,588,432
		2,212,332
Automobiles — 1.3%
Ford Motor Co.	89,930	1,073,764
Harley-Davidson, Inc.	15,780	631,200
		1,704,964
Banks — 14.5%
Bank of America Corp.	187,200	2,647,008
Citigroup, Inc.	13,740	585,049
JPMorgan Chase & Co.	91,210	5,426,995
KeyCorp	43,980	490,817
PNC Financial Services Group, Inc. (The)	27,920	2,419,268
U.S. Bancorp	71,470	2,863,088
Wells Fargo & Co.	98,530	4,949,162
		19,381,387
Biotechnology — 0.8%
Amgen, Inc.	6,870	1,049,255
Capital Markets — 5.2%
Ameriprise Financial, Inc.	15,410	1,396,917
BlackRock, Inc.	4,250	1,335,605
Goldman Sachs Group, Inc. (The)	11,380	1,838,553
Invesco Ltd.	64,810	1,939,763
Morgan Stanley	16,690	431,937
		6,942,775
Chemicals — 1.5%
Dow Chemical Co. (The)	27,870	1,170,540
LyondellBasell Industries NV, Class A	10,050	783,598
		1,954,138
Commercial Services and Supplies — 0.6%
Tyco International plc	22,260	765,521
Communications Equipment — 2.2%
Cisco Systems, Inc.	122,080	2,904,283
Consumer Finance — 1.8%
Capital One Financial Corp.	19,150	1,256,623
Discover Financial Services	25,220	1,154,824
		2,411,447
Containers and Packaging — 0.7%
International Paper Co.	13,100	448,151
WestRock Co.	13,720	484,042
		932,193

Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B(1)	13,830	1,794,719
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	27,210	981,193
Electric Utilities — 2.8%
PPL Corp.	44,170	1,548,600
Westar Energy, Inc.	23,360	1,017,562
Xcel Energy, Inc.	31,310	1,196,668
		3,762,830
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	10,600	1,013,042
Electronic Equipment, Instruments and Components — 0.4%
VeriFone Systems, Inc.(1)	20,970	490,488
Energy Equipment and Services — 2.1%
Halliburton Co.	28,360	901,564
Schlumberger Ltd.	26,120	1,887,693
		2,789,257
Food and Staples Retailing — 2.6%
CVS Health Corp.	26,550	2,564,465
Sysco Corp.	22,320	888,559
		3,453,024
Food Products — 0.6%
Hershey Co. (The)	8,770	772,725
Health Care Equipment and Supplies — 4.2%
Abbott Laboratories	22,070	835,350
Medtronic plc	46,600	3,537,872
Zimmer Biomet Holdings, Inc.	12,540	1,244,720
		5,617,942
Health Care Providers and Services — 3.6%
Aetna, Inc.	6,760	688,438
Anthem, Inc.	10,560	1,377,975
HCA Holdings, Inc.(1)	14,430	1,004,039
Laboratory Corp. of America Holdings(1)	9,640	1,083,054
McKesson Corp.	4,050	651,969
		4,805,475
Hotels, Restaurants and Leisure — 0.6%
Marriott International, Inc., Class A	13,030	798,478
Household Durables — 1.2%
Whirlpool Corp.	11,690	1,571,019
Household Products — 0.8%
Procter & Gamble Co. (The)	12,720	1,039,097
Industrial Conglomerates — 0.7%
General Electric Co.	33,940	987,654
Insurance — 6.2%
Allstate Corp. (The)	17,300	1,048,380
American International Group, Inc.	29,880	1,687,622
Chubb Ltd.	16,610	1,878,093
MetLife, Inc.	39,410	1,759,657
Principal Financial Group, Inc.	14,400	547,200
Prudential Financial, Inc.	18,800	1,317,504
		8,238,456
Machinery — 2.9%
Ingersoll-Rand plc	52,580	2,706,293

Stanley Black & Decker, Inc.	11,880	1,120,759
		3,827,052
Media — 2.1%
AMC Networks, Inc.(1)	12,760	928,800
Time Warner, Inc.	27,690	1,950,484
		2,879,284
Oil, Gas and Consumable Fuels — 12.2%
Apache Corp.	22,610	961,829
Chevron Corp.	39,920	3,451,883
Exxon Mobil Corp.	33,640	2,618,874
Imperial Oil Ltd.	78,730	2,413,772
Noble Energy, Inc.	17,630	570,683
Occidental Petroleum Corp.	30,780	2,118,587
Total SA	44,592	1,984,059
TOTAL SA ADR	24,435	1,082,959
Valero Energy Corp.	15,880	1,077,776
		16,280,422
Pharmaceuticals — 7.4%
Allergan plc(1)	5,580	1,587,119
Johnson & Johnson	31,550	3,295,082
Merck & Co., Inc.	47,790	2,421,519
Pfizer, Inc.	74,090	2,259,004
Teva Pharmaceutical Industries Ltd. ADR	6,470	397,776
		9,960,500
Real Estate Investment Trusts (REITs) — 0.7%
Brixmor Property Group, Inc.	34,760	925,311
Road and Rail — 0.3%
Union Pacific Corp.	6,260	450,720
Semiconductors and Semiconductor Equipment — 3.2%
Applied Materials, Inc.	123,480	2,179,422
Intel Corp.	8,960	277,939
Microchip Technology, Inc.	22,920	1,027,045
NXP Semiconductors NV(1)	7,710	576,554
ON Semiconductor Corp.(1)	30,740	263,135
		4,324,095
Software — 4.1%
Electronic Arts, Inc.(1)	25,140	1,622,661
Microsoft Corp.	18,110	997,680
Oracle Corp.	80,290	2,915,330
		5,535,671
Specialty Retail — 1.5%
Lowe's Cos., Inc.	27,900	1,999,314
Technology Hardware, Storage and Peripherals — 0.5%
Western Digital Corp.	13,100	628,538
Tobacco — 1.9%
Altria Group, Inc.	12,720	777,319
Philip Morris International, Inc.	19,610	1,765,096
		2,542,415
TOTAL COMMON STOCKS (Cost $103,729,219)		133,353,742
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $72,141), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $70,674)		70,673

State Street Institutional Liquid Reserves Fund, Premier Class	100,252	100,252
TOTAL TEMPORARY CASH INVESTMENTS (Cost $170,925)		170,925
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $103,900,144)		133,524,667
OTHER ASSETS AND LIABILITIES — 0.1%		100,576
TOTAL NET ASSETS — 100.0%		$133,625,243

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,537,345	CAD	2,172,476	JPMorgan Chase Bank N.A.	2/29/16	(13,426)
USD	50,835	CAD	71,644	JPMorgan Chase Bank N.A.	2/29/16	(307)
USD	88,314	CAD	123,449	JPMorgan Chase Bank N.A.	2/29/16	193
USD	2,197,198	EUR	2,028,620	UBS AG	2/29/16	(1,804)
						(15,344)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	128,955,911	4,397,831	—
Temporary Cash Investments	100,252	70,673	—
	129,056,163	4,468,504	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	193	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	15,537	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$105,090,403
Gross tax appreciation of investments	$32,691,784
Gross tax depreciation of investments	(4,257,520)
Net tax appreciation (depreciation) of investments	$28,434,264

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused Growth Fund
January 31, 2016

Focused Growth - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Aerospace and Defense — 6.6%
Boeing Co. (The)	4,142	497,579
Lockheed Martin Corp.	2,349	495,639
		993,218
Airlines — 3.0%
Alaska Air Group, Inc.	3,730	262,592
Delta Air Lines, Inc.	4,405	195,097
		457,689
Beverages — 4.4%
PepsiCo, Inc.	6,690	664,317
Biotechnology — 5.9%
Alexion Pharmaceuticals, Inc.(1)	1,295	188,980
Biogen, Inc.(1)	1,005	274,425
Gilead Sciences, Inc.	2,601	215,883
Incyte Corp.(1)	2,972	209,704
		888,992
Chemicals — 3.6%
Dow Chemical Co. (The)	8,773	368,466
LyondellBasell Industries NV, Class A	1,377	107,365
Sherwin-Williams Co. (The)	269	68,775
		544,606
Diversified Telecommunication Services — 2.5%
SBA Communications Corp., Class A(1)	3,758	373,094
Energy Equipment and Services — 1.2%
Halliburton Co.	5,855	186,130
Food Products — 2.3%
Mead Johnson Nutrition Co.	4,682	339,398
Health Care Equipment and Supplies — 2.8%
C.R. Bard, Inc.	2,318	424,820
Health Care Providers and Services — 4.3%
Cardinal Health, Inc.	5,119	416,533
Express Scripts Holding Co.(1)	3,114	223,803
		640,336
Hotels, Restaurants and Leisure — 2.0%
Las Vegas Sands Corp.	6,684	301,448
Insurance — 2.7%
American International Group, Inc.	7,122	402,251
Internet and Catalog Retail — 5.7%
Amazon.com, Inc.(1)	874	513,038
Expedia, Inc.	3,494	353,034
		866,072
Internet Software and Services — 8.5%
Alphabet, Inc., Class A(1)	1,010	768,963
Facebook, Inc., Class A(1)	4,031	452,319
Pandora Media, Inc.(1)	5,866	57,018
		1,278,300
IT Services — 6.3%
Cognizant Technology Solutions Corp., Class A(1)	277	17,537

Fiserv, Inc.(1)	2,956	279,519
Visa, Inc., Class A	8,730	650,298
		947,354
Machinery — 2.3%
Parker-Hannifin Corp.	2,255	219,096
WABCO Holdings, Inc.(1)	1,428	128,020
		347,116
Media — 8.0%
Comcast Corp., Class A	10,265	571,863
Sirius XM Holdings, Inc.(1)	9,918	36,697
Walt Disney Co. (The)	6,271	600,887
		1,209,447
Oil, Gas and Consumable Fuels — 0.1%
Concho Resources, Inc.(1)	189	17,980
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	1,512	128,898
Pharmaceuticals — 6.1%
Johnson & Johnson	2,462	257,131
Perrigo Co. plc	576	83,278
Pfizer, Inc.	5,856	178,550
Teva Pharmaceutical Industries Ltd. ADR	6,506	399,989
		918,948
Road and Rail — 1.6%
Union Pacific Corp.	3,247	233,784
Semiconductors and Semiconductor Equipment — 2.1%
Skyworks Solutions, Inc.	688	47,417
Xilinx, Inc.	5,287	265,777
		313,194
Software — 7.3%
Electronic Arts, Inc.(1)	6,732	434,517
Oracle Corp.	14,209	515,929
Splunk, Inc.(1)	3,293	152,433
		1,102,879
Specialty Retail — 5.1%
O'Reilly Automotive, Inc.(1)	1,897	494,927
Ross Stores, Inc.	4,390	246,981
TJX Cos., Inc. (The)	373	26,573
		768,481
Textiles, Apparel and Luxury Goods — 3.0%
Carter's, Inc.	4,606	447,795
TOTAL COMMON STOCKS (Cost $12,947,205)		14,796,547
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $116,403), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $114,035)		114,033
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $165,206), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $161,001)		161,000
State Street Institutional Liquid Reserves Fund, Premier Class	735	735
TOTAL TEMPORARY CASH INVESTMENTS (Cost $275,768)		275,768
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $13,222,973)		15,072,315
OTHER ASSETS AND LIABILITIES — (0.1)%		(11,099)
TOTAL NET ASSETS — 100.0%		$15,061,216

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	14,796,547	—	—
Temporary Cash Investments	735	275,033	—
	14,797,282	275,033	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,240,718
Gross tax appreciation of investments	$2,508,849
Gross tax depreciation of investments	(677,252)
Net tax appreciation (depreciation) of investments	$1,831,597

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Fundamental Equity Fund
January 31, 2016

Fundamental Equity - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 5.6%
Boeing Co. (The)	36,631	4,400,482
General Dynamics Corp.	26,510	3,546,242
Northrop Grumman Corp.	23,862	4,415,902
		12,362,626
Airlines — 0.8%
Delta Air Lines, Inc.	40,442	1,791,176
Banks — 7.5%
Bank of America Corp.	39,916	564,412
Citigroup, Inc.	94,440	4,021,255
JPMorgan Chase & Co.	123,719	7,361,281
Wells Fargo & Co.	91,075	4,574,697
		16,521,645
Beverages — 2.5%
Dr Pepper Snapple Group, Inc.	11,311	1,061,424
PepsiCo, Inc.	45,064	4,474,855
		5,536,279
Biotechnology — 4.4%
AbbVie, Inc.	21,398	1,174,750
Alexion Pharmaceuticals, Inc.(1)	2,285	333,450
Amgen, Inc.	12,371	1,889,423
Biogen, Inc.(1)	8,420	2,299,165
Gilead Sciences, Inc.	33,983	2,820,589
Incyte Corp.(1)	14,545	1,026,295
		9,543,672
Capital Markets — 1.5%
Ameriprise Financial, Inc.	12,990	1,177,544
BlackRock, Inc.	3,137	985,834
Franklin Resources, Inc.	14,426	500,005
Legg Mason, Inc.	23,207	710,598
		3,373,981
Chemicals — 2.2%
CF Industries Holdings, Inc.	27,347	820,410
Dow Chemical Co. (The)	40,097	1,684,074
LyondellBasell Industries NV, Class A	7,726	602,396
Sherwin-Williams Co. (The)	6,714	1,716,569
		4,823,449
Communications Equipment — 3.2%
Cisco Systems, Inc.	179,615	4,273,041
Motorola Solutions, Inc.	29,122	1,944,476
QUALCOMM, Inc.	19,425	880,729
		7,098,246
Containers and Packaging — 0.5%
International Paper Co.	33,462	1,144,735
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	44,687	1,611,413
Level 3 Communications, Inc.(1)	6,863	334,983
SBA Communications Corp., Class A(1)	15,007	1,489,895

Verizon Communications, Inc.	16,359	817,459
		4,253,750
Energy Equipment and Services — 1.2%
Cameron International Corp.(1)	5,787	379,974
Halliburton Co.	29,495	937,646
Schlumberger Ltd.	17,213	1,243,984
		2,561,604
Food and Staples Retailing — 4.1%
CVS Health Corp.	58,653	5,665,293
Kroger Co. (The)	75,273	2,921,345
Wal-Mart Stores, Inc.	5,865	389,202
		8,975,840
Food Products — 2.7%
Archer-Daniels-Midland Co.	39,296	1,389,113
Campbell Soup Co.	12,212	688,879
Pilgrim's Pride Corp.(1)	16,985	376,727
Pinnacle Foods, Inc.	41,785	1,792,159
Tyson Foods, Inc., Class A	31,175	1,663,498
		5,910,376
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	34,171	1,293,372
C.R. Bard, Inc.	1,899	348,030
Edwards Lifesciences Corp.(1)	27,109	2,120,195
Hologic, Inc.(1)	28,939	982,190
		4,743,787
Health Care Providers and Services — 3.3%
Aetna, Inc.	23,849	2,428,782
AmerisourceBergen Corp.	14,243	1,275,603
Cigna Corp.	8,202	1,095,787
Express Scripts Holding Co.(1)	33,242	2,389,103
		7,189,275
Hotels, Restaurants and Leisure — 0.4%
Las Vegas Sands Corp.	6,628	298,923
Royal Caribbean Cruises Ltd.	6,783	555,934
		854,857
Industrial Conglomerates — 1.2%
3M Co.	17,769	2,683,119
Insurance — 4.1%
Aflac, Inc.	5,023	291,133
American International Group, Inc.	82,947	4,684,846
Travelers Cos., Inc. (The)	37,468	4,010,575
		8,986,554
Internet and Catalog Retail — 2.2%
Amazon.com, Inc.(1)	5,001	2,935,587
Expedia, Inc.	18,469	1,866,108
		4,801,695
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)	5,747	4,375,479
Alphabet, Inc., Class C(1)	3,952	2,936,138
Facebook, Inc., Class A(1)	40,841	4,582,769
IAC/InterActiveCorp	6,946	360,775
		12,255,161

IT Services — 3.5%
Alliance Data Systems Corp.(1)	5,871	1,172,967
Visa, Inc., Class A	86,499	6,443,311
		7,616,278
Machinery — 2.2%
Caterpillar, Inc.	42,138	2,622,669
Cummins, Inc.	6,027	541,767
Dover Corp.	9,696	566,732
Parker-Hannifin Corp.	11,201	1,088,289
		4,819,457
Media — 4.0%
Comcast Corp., Class A	111,376	6,204,757
Time Warner Cable, Inc.	940	171,089
Time Warner, Inc.	10,858	764,838
Viacom, Inc., Class B	18,364	838,133
Walt Disney Co. (The)	8,633	827,214
		8,806,031
Multi-Utilities — 0.6%
DTE Energy Co.	15,622	1,328,026
Multiline Retail — 2.0%
Target Corp.	59,010	4,273,504
Oil, Gas and Consumable Fuels — 5.6%
Concho Resources, Inc.(1)	3,208	305,177
ConocoPhillips	46,840	1,830,507
EOG Resources, Inc.	8,607	611,269
Exxon Mobil Corp.	104,219	8,113,449
Valero Energy Corp.	20,794	1,411,289
		12,271,691
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,295	195,649
Pharmaceuticals — 5.9%
Allergan plc(1)	5,212	1,482,449
Eli Lilly & Co.	6,091	481,798
Johnson & Johnson	56,679	5,919,555
Merck & Co., Inc.	8,622	436,877
Perrigo Co. plc	6,681	965,939
Pfizer, Inc.	118,113	3,601,265
		12,887,883
Real Estate Investment Trusts (REITs) — 1.0%
Public Storage	7,194	1,824,111
Simon Property Group, Inc.	1,589	295,999
		2,120,110
Road and Rail — 0.7%
Ryder System, Inc.	10,964	582,956
Union Pacific Corp.	13,569	976,968
		1,559,924
Semiconductors and Semiconductor Equipment — 2.2%
Applied Materials, Inc.	55,027	971,227
Intel Corp.	33,155	1,028,468
Linear Technology Corp.	23,304	995,780
NVIDIA Corp.	11,742	343,923
Texas Instruments, Inc.	17,381	919,976
Xilinx, Inc.	9,885	496,919
		4,756,293

Software — 3.3%
Electronic Arts, Inc.(1)	12,846	829,145
Microsoft Corp.	51,707	2,848,538
Oracle Corp.	51,773	1,879,878
Red Hat, Inc.(1)	11,819	827,921
Symantec Corp.	45,221	897,185
		7,282,667
Specialty Retail — 5.3%
Advance Auto Parts, Inc.	6,681	1,015,846
Gap, Inc. (The)	8,042	198,798
Home Depot, Inc. (The)	48,892	6,148,658
O'Reilly Automotive, Inc.(1)	12,552	3,274,817
TJX Cos., Inc. (The)	12,667	902,397
		11,540,516
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.	85,860	8,357,613
EMC Corp.	31,823	788,256
HP, Inc.	72,009	699,207
		9,845,076
Tobacco — 1.0%
Altria Group, Inc.	16,748	1,023,470
Philip Morris International, Inc.	12,746	1,147,268
		2,170,738
TOTAL COMMON STOCKS (Cost $180,787,500)		216,885,670
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $673,363), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $659,663)		659,652
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $952,938), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $934,008)		934,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,536	1,536
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,595,188)		1,595,188
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $182,382,688)		218,480,858
OTHER ASSETS AND LIABILITIES — 0.3%		586,695
TOTAL NET ASSETS — 100.0%		$219,067,553

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	216,885,670	—	—
Temporary Cash Investments	1,536	1,593,652	—
	216,887,206	1,593,652	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$184,136,112
Gross tax appreciation of investments	$45,338,934
Gross tax depreciation of investments	(10,994,188)
Net tax appreciation (depreciation) of investments	$34,344,746

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
January 31, 2016

Growth - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 4.7%
Boeing Co. (The)	1,314,431	157,902,596
Lockheed Martin Corp.	906,643	191,301,673
		349,204,269
Airlines — 1.3%
Alaska Air Group, Inc.	567,089	39,923,066
Delta Air Lines, Inc.	1,325,098	58,688,590
		98,611,656
Beverages — 3.8%
PepsiCo, Inc.	2,821,820	280,206,726
Biotechnology — 5.9%
Alexion Pharmaceuticals, Inc.(1)	367,355	53,608,115
Amgen, Inc.	487,252	74,417,998
Biogen, Inc.(1)	399,252	109,019,751
Gilead Sciences, Inc.	1,531,812	127,140,396
Incyte Corp.(1)	368,545	26,004,535
Regeneron Pharmaceuticals, Inc.(1)	105,253	44,215,733
		434,406,528
Chemicals — 3.7%
Dow Chemical Co. (The)	1,801,975	75,682,950
LyondellBasell Industries NV, Class A	601,108	46,868,391
PPG Industries, Inc.	603,754	57,429,080
Sherwin-Williams Co. (The)	350,045	89,496,005
		269,476,426
Communications Equipment — 0.2%
Cisco Systems, Inc.	744,303	17,706,968
Diversified Telecommunication Services — 1.1%
SBA Communications Corp., Class A(1)	795,952	79,022,115
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	577,254	22,195,416
Energy Equipment and Services — 0.6%
Halliburton Co.	1,511,617	48,054,305
Food and Staples Retailing — 1.2%
Kroger Co. (The)	2,358,631	91,538,469
Food Products — 0.5%
Mead Johnson Nutrition Co.	495,970	35,952,865
Health Care Equipment and Supplies — 2.3%
C.R. Bard, Inc.	255,912	46,900,992
Cooper Cos., Inc. (The)	434,829	57,027,823
Edwards Lifesciences Corp.(1)	423,040	33,085,959
Intuitive Surgical, Inc.(1)	59,800	32,342,830
		169,357,604
Health Care Providers and Services — 3.0%
Cardinal Health, Inc.	1,216,661	98,999,706
Express Scripts Holding Co.(1)	1,267,647	91,105,790
VCA, Inc.(1)	567,428	29,092,033
		219,197,529

Health Care Technology — 0.7%
Cerner Corp.(1)	942,286	54,662,011
Hotels, Restaurants and Leisure — 0.4%
Las Vegas Sands Corp.	655,147	29,547,130
Household Products — 1.0%
Church & Dwight Co., Inc.	899,352	75,545,568
Industrial Conglomerates — 1.9%
3M Co.	906,723	136,915,173
Insurance — 1.6%
Aflac, Inc.	825,519	47,847,081
American International Group, Inc.	1,201,370	67,853,378
		115,700,459
Internet and Catalog Retail — 5.4%
Amazon.com, Inc.(1)	424,963	249,453,281
Expedia, Inc.	1,052,460	106,340,558
TripAdvisor, Inc.(1)	592,467	39,553,097
		395,346,936
Internet Software and Services — 11.4%
Alphabet, Inc., Class A(1)	598,792	455,890,289
Facebook, Inc., Class A(1)	2,716,914	304,864,920
LinkedIn Corp., Class A(1)	310,455	61,442,149
Pandora Media, Inc.(1)	1,717,653	16,695,587
		838,892,945
IT Services — 6.1%
Cognizant Technology Solutions Corp., Class A(1)	442,510	28,015,308
Fiserv, Inc.(1)	950,027	89,834,553
Visa, Inc., Class A	4,461,705	332,352,406
		450,202,267
Life Sciences Tools and Services — 0.8%
Illumina, Inc.(1)	124,669	19,691,469
Mettler-Toledo International, Inc.(1)	47,905	14,987,079
Waters Corp.(1)	196,402	23,805,886
		58,484,434
Machinery — 1.8%
Parker-Hannifin Corp.	411,236	39,955,690
WABCO Holdings, Inc.(1)	502,054	45,009,141
Wabtec Corp.	795,909	50,898,380
		135,863,211
Media — 5.6%
Comcast Corp., Class A	3,836,005	213,703,838
Sirius XM Holdings, Inc.(1)	10,491,991	38,820,367
Walt Disney Co. (The)	1,669,419	159,963,729
		412,487,934
Multiline Retail — 1.9%
Dollar Tree, Inc.(1)	1,738,994	141,414,992
Oil, Gas and Consumable Fuels — 0.7%
Concho Resources, Inc.(1)	554,012	52,703,162
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	937,961	79,961,175
Pharmaceuticals — 6.5%
Allergan plc(1)	208,586	59,328,116
Bristol-Myers Squibb Co.	2,016,934	125,372,617
Johnson & Johnson	279,700	29,211,868

Perrigo Co. plc	624,996	90,361,922
Pfizer, Inc.	2,238,030	68,237,535
Teva Pharmaceutical Industries Ltd. ADR	1,019,425	62,674,249
Zoetis, Inc.	999,549	43,030,584
		478,216,891
Real Estate Investment Trusts (REITs) — 1.1%
Simon Property Group, Inc.	418,575	77,972,151
Road and Rail — 0.8%
Union Pacific Corp.	783,560	56,416,320
Semiconductors and Semiconductor Equipment — 2.3%
Maxim Integrated Products, Inc.	1,729,565	57,767,471
Skyworks Solutions, Inc.	355,881	24,527,319
Xilinx, Inc.	1,758,248	88,387,127
		170,681,917
Software — 6.0%
Adobe Systems, Inc.(1)	707,006	63,015,445
Electronic Arts, Inc.(1)	481,327	31,067,251
Microsoft Corp.	2,040,076	112,387,787
Oracle Corp.	3,653,483	132,657,968
ServiceNow, Inc.(1)	173,335	10,783,170
Splunk, Inc.(1)	990,888	45,868,206
Symantec Corp.	2,222,449	44,093,388
		439,873,215
Specialty Retail — 5.8%
O'Reilly Automotive, Inc.(1)	723,545	188,772,890
Ross Stores, Inc.	1,423,618	80,092,749
TJX Cos., Inc. (The)	1,879,426	133,890,308
Williams-Sonoma, Inc.	472,209	24,394,317
		427,150,264
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	3,841,273	373,909,514
Western Digital Corp.	182,292	8,746,370
		382,655,884
Textiles, Apparel and Luxury Goods — 0.8%
Carter's, Inc.	596,096	57,952,453
Tobacco — 1.5%
Altria Group, Inc.	920,406	56,246,011
Philip Morris International, Inc.	582,702	52,449,007
		108,695,018
TOTAL COMMON STOCKS (Cost $6,076,592,361)		7,292,272,386
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $32,131,024), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $31,477,285)		31,476,760
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $45,506,900), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $44,613,372)		44,613,000
State Street Institutional Liquid Reserves Fund, Premier Class	31,422	31,422
TOTAL TEMPORARY CASH INVESTMENTS (Cost $76,121,182)		76,121,182
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,152,713,543)		7,368,393,568
OTHER ASSETS AND LIABILITIES†		(46,220)
TOTAL NET ASSETS — 100.0%		$7,368,347,348

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,292,272,386	—	—
Temporary Cash Investments	31,422	76,089,760	—
	7,292,303,808	76,089,760	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,156,923,075
Gross tax appreciation of investments	$1,412,526,568
Gross tax depreciation of investments	(201,056,075)
Net tax appreciation (depreciation) of investments	$1,211,470,493

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
New Opportunities Fund
January 31, 2016

New Opportunities - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.5%
Aerospace and Defense — 0.5%
B/E Aerospace, Inc.	21,468	868,381
Air Freight and Logistics — 0.6%
XPO Logistics, Inc.(1)	42,411	969,091
Airlines — 0.7%
Alaska Air Group, Inc.	15,250	1,073,600
Banks — 3.6%
BankUnited, Inc.	38,516	1,297,989
Cathay General Bancorp.	30,813	862,764
FCB Financial Holdings, Inc., Class A(1)	42,431	1,426,530
Signature Bank(1)	16,328	2,275,144
		5,862,427
Beverages — 0.7%
Coca-Cola Bottling Co. Consolidated	6,245	1,098,495
Biotechnology — 4.0%
ACADIA Pharmaceuticals, Inc.(1)	7,003	144,892
Aimmune Therapeutics, Inc.(1)	16,354	223,723
Alder Biopharmaceuticals, Inc.(1)	10,116	244,605
Alkermes plc(1)	12,890	412,609
Anacor Pharmaceuticals, Inc.(1)	9,877	742,059
Bluebird Bio, Inc.(1)	2,439	100,877
Cepheid, Inc.(1)	5,996	176,582
Eagle Pharmaceuticals, Inc.(1)	8,417	605,182
Exelixis, Inc.(1)	25,620	118,364
Intercept Pharmaceuticals, Inc.(1)	1,672	177,617
Ionis Pharmaceuticals, Inc.(1)	13,020	506,869
Kite Pharma, Inc.(1)	5,000	237,450
Neurocrine Biosciences, Inc.(1)	8,608	366,270
Novavax, Inc.(1)	32,349	166,597
Opko Health, Inc.(1)	29,410	236,456
Portola Pharmaceuticals, Inc.(1)	6,799	224,571
Prothena Corp. plc(1)	2,748	107,035
Radius Health, Inc.(1)	3,682	117,934
Seattle Genetics, Inc.(1)	10,717	353,447
Spark Therapeutics, Inc.(1)	5,010	141,132
TESARO, Inc.(1)	4,070	140,578
Ultragenyx Pharmaceutical, Inc.(1)	4,175	234,426
United Therapeutics Corp.(1)	5,115	630,066
		6,409,341
Building Products — 4.0%
Apogee Enterprises, Inc.	24,293	966,375
Fortune Brands Home & Security, Inc.	45,462	2,208,999
Lennox International, Inc.	14,996	1,796,821
Masonite International Corp.(1)	27,347	1,518,032
		6,490,227
Capital Markets — 1.6%
Affiliated Managers Group, Inc.(1)	4,328	580,774
Evercore Partners, Inc., Class A	19,371	874,988

Lazard Ltd., Class A	29,087	1,046,841
		2,502,603
Chemicals — 2.5%
Ashland, Inc.	14,651	1,388,329
International Flavors & Fragrances, Inc.	16,043	1,876,389
PolyOne Corp.	25,700	695,442
		3,960,160
Commercial Services and Supplies — 1.9%
KAR Auction Services, Inc.	48,292	1,613,919
Multi-Color Corp.	23,669	1,491,857
		3,105,776
Communications Equipment — 0.8%
Infinera Corp.(1)	46,621	714,234
Palo Alto Networks, Inc.(1)	3,945	589,738
		1,303,972
Construction Materials — 1.2%
Headwaters, Inc.(1)	64,570	1,031,183
Summit Materials, Inc., Class A(1)	55,199	876,008
		1,907,191
Containers and Packaging — 2.8%
Ball Corp.	33,061	2,209,467
Berry Plastics Group, Inc.(1)	37,872	1,177,819
Graphic Packaging Holding Co.	100,014	1,136,159
		4,523,445
Distributors — 2.0%
LKQ Corp.(1)	115,437	3,162,974
Diversified Consumer Services — 2.0%
Nord Anglia Education, Inc.(1)	66,247	1,142,761
ServiceMaster Global Holdings, Inc.(1)	51,024	2,153,723
		3,296,484
Diversified Financial Services — 2.5%
CBOE Holdings, Inc.	9,991	665,600
MarketAxess Holdings, Inc.	9,768	1,135,335
MSCI, Inc., Class A	31,879	2,194,550
		3,995,485
Electrical Equipment — 1.0%
Acuity Brands, Inc.	7,578	1,534,015
Food and Staples Retailing — 0.5%
Casey's General Stores, Inc.	6,220	751,003
Food Products — 2.9%
Flowers Foods, Inc.	38,873	798,451
Hain Celestial Group, Inc. (The)(1)	15,008	545,991
J.M. Smucker Co. (The)	17,732	2,275,370
TreeHouse Foods, Inc.(1)	13,894	1,102,628
		4,722,440
Health Care Equipment and Supplies — 6.5%
ABIOMED, Inc.(1)	5,140	438,596
Align Technology, Inc.(1)	8,315	549,954
Cooper Cos., Inc. (The)	9,217	1,208,809
DexCom, Inc.(1)	14,050	1,001,484
Nevro Corp.(1)	18,045	1,115,001
NuVasive, Inc.(1)	38,412	1,771,561
STERIS plc	17,982	1,245,074

Teleflex, Inc.	16,052	2,178,096
West Pharmaceutical Services, Inc.	16,505	944,416
		10,452,991
Health Care Providers and Services — 3.2%
Adeptus Health, Inc., Class A(1)	26,823	1,265,509
Centene Corp.(1)	13,913	863,441
ExamWorks Group, Inc.(1)	56,543	1,552,671
HealthEquity, Inc.(1)	32,893	708,844
LHC Group, Inc.(1)	13,181	499,823
Team Health Holdings, Inc.(1)	7,757	317,029
		5,207,317
Health Care Technology — 1.9%
athenahealth, Inc.(1)	4,838	686,029
Evolent Health, Inc.(1)	51,159	504,939
HMS Holdings Corp.(1)	55,974	674,487
Medidata Solutions, Inc.(1)	12,432	531,219
Press Ganey Holdings, Inc.(1)	20,700	611,685
		3,008,359
Hotels, Restaurants and Leisure — 4.9%
Aramark	55,971	1,788,273
ClubCorp Holdings, Inc.	92,722	1,109,882
Dave & Buster's Entertainment, Inc.(1)	36,945	1,339,995
Papa John's International, Inc.	21,892	1,045,343
Popeyes Louisiana Kitchen, Inc.(1)	7,738	476,893
Texas Roadhouse, Inc.	32,602	1,200,732
Vail Resorts, Inc.	7,967	995,875
		7,956,993
Household Durables — 3.2%
Harman International Industries, Inc.	10,704	796,271
Installed Building Products, Inc.(1)	42,532	885,941
Jarden Corp.(1)	42,766	2,268,736
Mohawk Industries, Inc.(1)	7,168	1,192,827
		5,143,775
Insurance — 1.7%
Allied World Assurance Co. Holdings Ltd.	45,728	1,673,188
First American Financial Corp.	28,549	981,229
		2,654,417
Internet Software and Services — 2.9%
CoStar Group, Inc.(1)	17,597	3,085,986
Envestnet, Inc.(1)	13,063	306,327
Q2 Holdings, Inc.(1)	61,421	1,330,379
		4,722,692
IT Services — 5.6%
EPAM Systems, Inc.(1)	27,511	2,060,574
Leidos Holdings, Inc.	17,779	819,968
MAXIMUS, Inc.	14,424	769,809
Sabre Corp.	75,377	1,930,405
Vantiv, Inc., Class A(1)	54,546	2,566,389
Virtusa Corp.(1)	19,764	883,846
		9,030,991
Leisure Products — 1.2%
Brunswick Corp.	40,184	1,601,332
Smith & Wesson Holding Corp.(1)	16,992	366,348
		1,967,680

Life Sciences Tools and Services — 2.0%
Mettler-Toledo International, Inc.(1)	3,368	1,053,679
PAREXEL International Corp.(1)	21,969	1,405,137
Quintiles Transnational Holdings, Inc.(1)	12,510	760,983
		3,219,799
Machinery — 4.9%
ITT Corp.	23,150	751,217
Middleby Corp. (The)(1)	30,969	2,798,359
Snap-on, Inc.	19,294	3,117,139
WABCO Holdings, Inc.(1)	13,330	1,195,034
		7,861,749
Media — 0.7%
Madison Square Garden Co. (The)(1)	7,625	1,174,860
Oil, Gas and Consumable Fuels — 1.5%
Diamondback Energy, Inc.(1)	16,165	1,221,266
Enviva Partners, LP	66,598	1,261,366
		2,482,632
Pharmaceuticals — 1.0%
Horizon Pharma plc(1)	55,799	976,483
Pacira Pharmaceuticals, Inc.(1)	11,220	666,692
		1,643,175
Professional Services — 1.0%
Korn / Ferry International	50,277	1,549,034
Real Estate Investment Trusts (REITs) — 1.5%
Sovran Self Storage, Inc.	9,547	1,075,756
Sun Communities, Inc.	20,674	1,376,682
		2,452,438
Real Estate Management and Development — 0.9%
FirstService Corp.	39,016	1,489,732
Semiconductors and Semiconductor Equipment — 2.1%
Integrated Device Technology, Inc.(1)	57,558	1,466,578
M/A-COM Technology Solutions Holdings, Inc.(1)	23,154	891,429
Monolithic Power Systems, Inc.	17,489	1,094,287
		3,452,294
Software — 7.4%
Callidus Software, Inc.(1)	100,833	1,555,853
CDK Global, Inc.	28,379	1,250,095
Guidewire Software, Inc.(1)	20,755	1,142,355
Manhattan Associates, Inc.(1)	19,782	1,140,432
Paylocity Holding Corp.(1)	11,040	343,565
Qlik Technologies, Inc.(1)	48,777	1,221,376
ServiceNow, Inc.(1)	14,540	904,533
Splunk, Inc.(1)	21,960	1,016,528
Tableau Software, Inc., Class A(1)	5,152	413,397
Tyler Technologies, Inc.(1)	18,328	2,878,596
		11,866,730
Specialty Retail — 2.8%
Burlington Stores, Inc.(1)	26,885	1,444,531
Restoration Hardware Holdings, Inc.(1)	13,610	838,648
Signet Jewelers Ltd.	9,326	1,081,816
Ulta Salon Cosmetics & Fragrance, Inc.(1)	6,538	1,184,490
		4,549,485

Technology Hardware, Storage and Peripherals — 1.1%
Super Micro Computer, Inc.(1)	57,383	1,708,866
Textiles, Apparel and Luxury Goods — 2.7%
Hanesbrands, Inc.	68,895	2,106,120
lululemon athletica, Inc.(1)	10,838	672,715
Skechers U.S.A., Inc., Class A(1)	54,126	1,525,812
		4,304,647
Trading Companies and Distributors — 1.0%
HD Supply Holdings, Inc.(1)	62,010	1,629,003
TOTAL COMMON STOCKS (Cost $146,848,833)		157,066,769
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $1,521,854), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $1,490,890)		1,490,865
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $2,159,919), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $2,113,018)		2,113,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,531	1,531
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,605,396)		3,605,396
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $150,454,229)		160,672,165
OTHER ASSETS AND LIABILITIES — 0.3%		429,602
TOTAL NET ASSETS — 100.0%		$161,101,767

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	53,725	USD	38,434	JPMorgan Chase Bank N.A.	2/29/16	(84)
USD	1,296,847	CAD	1,832,621	JPMorgan Chase Bank N.A.	2/29/16	(11,326)
USD	41,110	CAD	57,939	JPMorgan Chase Bank N.A.	2/29/16	(248)
						(11,658)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	155,577,037	1,489,732	—
Temporary Cash Investments	1,531	3,603,865	—
	155,578,568	5,093,597	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	11,658	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$152,002,202
Gross tax appreciation of investments	$21,778,282
Gross tax depreciation of investments	(13,108,319)
Net tax appreciation (depreciation) of investments	$8,669,963

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Growth Fund
January 31, 2016

NT Growth - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Aerospace and Defense — 4.7%
Boeing Co. (The)	193,938	23,297,772
Lockheed Martin Corp.	133,771	28,225,681
		51,523,453
Airlines — 1.3%
Alaska Air Group, Inc.	83,671	5,890,438
Delta Air Lines, Inc.	193,210	8,557,271
		14,447,709
Beverages — 5.2%
PepsiCo, Inc.	573,810	56,979,333
Biotechnology — 5.9%
Alexion Pharmaceuticals, Inc.(1)	53,563	7,816,449
Amgen, Inc.	71,045	10,850,703
Biogen, Inc.(1)	59,004	16,111,632
Gilead Sciences, Inc.	226,011	18,758,913
Incyte Corp.(1)	54,572	3,850,600
Regeneron Pharmaceuticals, Inc.(1)	15,381	6,461,404
		63,849,701
Chemicals — 3.6%
Dow Chemical Co. (The)	262,742	11,035,164
LyondellBasell Industries NV, Class A	87,646	6,833,759
PPG Industries, Inc.	88,032	8,373,604
Sherwin-Williams Co. (The)	51,039	13,049,141
		39,291,668
Communications Equipment — 0.2%
Cisco Systems, Inc.	113,451	2,698,999
Diversified Telecommunication Services — 1.1%
SBA Communications Corp., Class A(1)	116,056	11,522,040
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	81,708	3,141,673
Energy Equipment and Services — 0.6%
Halliburton Co.	223,032	7,090,187
Food and Staples Retailing — 1.2%
Kroger Co. (The)	343,907	13,347,031
Food Products — 0.5%
Mead Johnson Nutrition Co.	72,612	5,263,644
Health Care Equipment and Supplies — 2.3%
C.R. Bard, Inc.	38,446	7,045,998
Cooper Cos., Inc. (The)	63,486	8,326,189
Edwards Lifesciences Corp.(1)	62,771	4,909,320
Intuitive Surgical, Inc.(1)	8,823	4,771,920
		25,053,427
Health Care Providers and Services — 2.9%
Cardinal Health, Inc.	177,399	14,434,957
Express Scripts Holding Co.(1)	185,473	13,329,944
VCA, Inc.(1)	82,803	4,245,310
		32,010,211

Health Care Technology — 0.7%
Cerner Corp.(1)	137,576	7,980,784
Hotels, Restaurants and Leisure — 0.4%
Las Vegas Sands Corp.	93,585	4,220,683
Household Products — 1.0%
Church & Dwight Co., Inc.	131,522	11,047,848
Industrial Conglomerates — 1.9%
3M Co.	133,782	20,201,082
Insurance — 1.6%
Aflac, Inc.	121,801	7,059,586
American International Group, Inc.	175,169	9,893,545
		16,953,131
Internet and Catalog Retail — 5.3%
Amazon.com, Inc.(1)	62,701	36,805,487
Expedia, Inc.	153,457	15,505,295
TripAdvisor, Inc.(1)	86,386	5,767,130
		58,077,912
Internet Software and Services — 11.4%
Alphabet, Inc., Class A(1)	88,349	67,264,511
Facebook, Inc., Class A(1)	400,867	44,981,286
LinkedIn Corp., Class A(1)	45,450	8,995,010
Pandora Media, Inc.(1)	251,917	2,448,633
		123,689,440
IT Services — 6.1%
Cognizant Technology Solutions Corp., Class A(1)	64,522	4,084,888
Fiserv, Inc.(1)	138,522	13,098,640
Visa, Inc., Class A	658,302	49,036,916
		66,220,444
Life Sciences Tools and Services — 0.8%
Illumina, Inc.(1)	17,814	2,813,721
Mettler-Toledo International, Inc.(1)	7,026	2,198,084
Waters Corp.(1)	30,048	3,642,118
		8,653,923
Machinery — 1.8%
Parker-Hannifin Corp.	60,092	5,838,539
WABCO Holdings, Inc.(1)	73,204	6,562,738
Wabtec Corp.	116,385	7,442,821
		19,844,098
Media — 5.6%
Comcast Corp., Class A	565,983	31,530,913
Sirius XM Holdings, Inc.(1)	1,555,064	5,753,737
Walt Disney Co. (The)	246,314	23,601,807
		60,886,457
Multiline Retail — 1.9%
Dollar Tree, Inc.(1)	256,580	20,865,086
Oil, Gas and Consumable Fuels — 0.7%
Concho Resources, Inc.(1)	81,089	7,713,997
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	136,762	11,658,960
Pharmaceuticals — 6.4%
Allergan plc(1)	30,414	8,650,654
Bristol-Myers Squibb Co.	295,287	18,355,040
Johnson & Johnson	39,823	4,159,114

Perrigo Co. plc	92,784	13,414,711
Pfizer, Inc.	327,656	9,990,231
Teva Pharmaceutical Industries Ltd. ADR	148,640	9,138,387
Zoetis, Inc.	147,478	6,348,928
		70,057,065
Real Estate Investment Trusts (REITs) — 1.0%
Simon Property Group, Inc.	61,032	11,369,041
Road and Rail — 0.8%
Union Pacific Corp.	114,249	8,225,928
Semiconductors and Semiconductor Equipment — 2.3%
Maxim Integrated Products, Inc.	252,184	8,422,945
Skyworks Solutions, Inc.	51,890	3,576,259
Xilinx, Inc.	256,367	12,887,569
		24,886,773
Software — 5.9%
Adobe Systems, Inc.(1)	103,171	9,195,631
Electronic Arts, Inc.(1)	68,309	4,409,004
Microsoft Corp.	301,339	16,600,766
Oracle Corp.	539,053	19,573,014
ServiceNow, Inc.(1)	25,575	1,591,021
Splunk, Inc.(1)	144,479	6,687,933
Symantec Corp.	324,315	6,434,410
		64,491,779
Specialty Retail — 5.8%
O'Reilly Automotive, Inc.(1)	106,755	27,852,380
Ross Stores, Inc.	211,558	11,902,253
TJX Cos., Inc. (The)	277,607	19,776,723
Williams-Sonoma, Inc.	66,334	3,426,814
		62,958,170
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	566,761	55,168,516
Western Digital Corp.	26,601	1,276,316
		56,444,832
Textiles, Apparel and Luxury Goods — 0.8%
Carter's, Inc.	86,916	8,449,973
TOTAL COMMON STOCKS (Cost $918,101,536)		1,071,116,482
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF (Cost $4,410,944)	46,275	4,341,983
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $8,035,276), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $7,871,790)		7,871,659
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $11,380,969), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $11,156,093)		11,156,000
State Street Institutional Liquid Reserves Fund, Premier Class	8,565	8,565
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,036,224)		19,036,224
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $941,548,704)		1,094,494,689
OTHER ASSETS AND LIABILITIES — (0.5)%		(5,237,260)
TOTAL NET ASSETS — 100.0%		$1,089,257,429

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,071,116,482	—	—
Exchange-Traded Funds	4,341,983	—	—
Temporary Cash Investments	8,565	19,027,659	—
	1,075,467,030	19,027,659	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$947,676,591
Gross tax appreciation of investments	$173,261,392
Gross tax depreciation of investments	(26,443,294)
Net tax appreciation (depreciation) of investments	$146,818,098

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Heritage Fund
January 31, 2016

Heritage - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 0.1%
Textron, Inc.	127,360	4,358,259
Airlines — 1.8%
Alaska Air Group, Inc.	547,342	38,532,877
American Airlines Group, Inc.	583,192	22,738,656
Spirit Airlines, Inc.(1)	589,474	24,640,013
		85,911,546
Auto Components — 1.0%
Delphi Automotive plc	780,217	50,667,292
Automobiles — 0.4%
Tesla Motors, Inc.(1)	95,249	18,211,609
Banks — 2.1%
BankUnited, Inc.	1,129,557	38,066,071
Signature Bank(1)	289,853	40,388,117
SVB Financial Group(1)	238,550	24,169,886
		102,624,074
Beverages — 4.1%
Brown-Forman Corp., Class B	343,469	33,605,007
Constellation Brands, Inc., Class A	1,004,181	153,117,519
Monster Beverage Corp.(1)	89,026	12,021,181
		198,743,707
Biotechnology — 2.1%
BioMarin Pharmaceutical, Inc.(1)	691,449	51,181,055
Incyte Corp.(1)	401,262	28,313,047
Vertex Pharmaceuticals, Inc.(1)	241,948	21,956,781
		101,450,883
Building Products — 1.1%
Lennox International, Inc.	461,521	55,299,446
Capital Markets — 2.2%
Affiliated Managers Group, Inc.(1)	581,856	78,079,257
SEI Investments Co.	779,718	30,596,134
		108,675,391
Chemicals — 0.8%
Axalta Coating Systems Ltd.(1)	1,605,759	38,233,122
Commercial Services and Supplies — 1.1%
KAR Auction Services, Inc.	1,599,119	53,442,557
Communications Equipment — 1.4%
Motorola Solutions, Inc.	1,044,550	69,744,604
Consumer Finance — 0.9%
Discover Financial Services	985,046	45,105,256
Containers and Packaging — 1.9%
Ball Corp.	1,249,084	83,476,284
Berry Plastics Group, Inc.(1)	259,454	8,069,019
		91,545,303
Distributors — 1.0%
LKQ Corp.(1)	1,853,375	50,782,475
Diversified Financial Services — 1.2%
McGraw Hill Financial, Inc.	672,768	57,198,735

Diversified Telecommunication Services — 2.7%
SBA Communications Corp., Class A(1)	1,314,901	130,543,371
Electrical Equipment — 1.8%
Acuity Brands, Inc.	197,476	39,975,066
AMETEK, Inc.	996,014	46,862,459
		86,837,525
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	871,769	49,830,316
Food and Staples Retailing — 1.3%
Costco Wholesale Corp.	424,142	64,096,339
Food Products — 4.1%
Hain Celestial Group, Inc. (The)(1)	731,885	26,625,976
J.M. Smucker Co. (The)	315,890	40,535,005
Kellogg Co.	1,147,253	84,254,260
TreeHouse Foods, Inc.(1)	273,565	21,710,119
WhiteWave Foods Co. (The), Class A(1)	741,799	28,002,912
		201,128,272
Health Care Equipment and Supplies — 5.6%
Baxter International, Inc.	870,352	31,854,883
DexCom, Inc.(1)	487,196	34,727,331
Hologic, Inc.(1)	767,165	26,037,580
NuVasive, Inc.(1)	772,116	35,609,990
Teleflex, Inc.	909,778	123,447,777
West Pharmaceutical Services, Inc.	399,851	22,879,474
		274,557,035
Health Care Providers and Services — 3.3%
AmerisourceBergen Corp.	653,869	58,560,508
Universal Health Services, Inc., Class B	376,752	42,437,345
VCA, Inc.(1)	1,154,666	59,199,726
		160,197,579
Hotels, Restaurants and Leisure — 2.1%
Buffalo Wild Wings, Inc.(1)	33,672	5,128,246
Chipotle Mexican Grill, Inc.(1)	54,520	24,695,924
Hilton Worldwide Holdings, Inc.	1,049,753	18,696,101
Marriott International, Inc., Class A	311,975	19,117,828
Papa John's International, Inc.	672,821	32,127,203
		99,765,302
Household Durables — 4.5%
Harman International Industries, Inc.	514,019	38,237,873
Jarden Corp.(1)	867,875	46,040,769
Mohawk Industries, Inc.(1)	538,012	89,530,577
Newell Rubbermaid, Inc.	1,177,020	45,644,836
		219,454,055
Internet and Catalog Retail — 1.5%
Expedia, Inc.	729,018	73,659,979
Internet Software and Services — 3.2%
CoStar Group, Inc.(1)	436,706	76,585,131
LinkedIn Corp., Class A(1)	391,183	77,419,028
		154,004,159
IT Services — 4.0%
Alliance Data Systems Corp.(1)	301,519	60,240,481
Sabre Corp.	2,164,130	55,423,369
Vantiv, Inc., Class A(1)	1,662,154	78,204,346
		193,868,196

Leisure Products — 0.7%
Brunswick Corp.	804,682	32,066,578
Machinery — 5.8%
Ingersoll-Rand plc	746,387	38,416,539
ITT Corp.	746,480	24,223,276
Middleby Corp. (The)(1)	1,010,162	91,278,238
Snap-on, Inc.	594,361	96,024,963
WABCO Holdings, Inc.(1)	367,112	32,911,591
		282,854,607
Media — 1.6%
Charter Communications, Inc., Class A(1)	466,176	79,883,919
Multiline Retail — 1.7%
Dollar Tree, Inc.(1)	1,026,608	83,483,763
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	456,616	43,437,880
Gulfport Energy Corp.(1)	600,955	17,758,220
		61,196,100
Pharmaceuticals — 1.8%
Zoetis, Inc.	2,012,908	86,655,689
Professional Services — 2.8%
Nielsen Holdings plc	1,558,404	75,052,737
Verisk Analytics, Inc., Class A(1)	830,885	60,654,605
		135,707,342
Real Estate Investment Trusts (REITs) — 0.4%
Crown Castle International Corp.	239,672	20,659,726
Real Estate Management and Development — 1.1%
Jones Lang LaSalle, Inc.	378,287	53,232,547
Road and Rail — 2.4%
Canadian Pacific Railway Ltd., New York Shares	674,992	80,816,792
J.B. Hunt Transport Services, Inc.	504,946	36,709,574
		117,526,366
Semiconductors and Semiconductor Equipment — 3.6%
Avago Technologies Ltd.	447,075	59,778,398
Cree, Inc.(1)	1,335,398	37,431,206
NXP Semiconductors NV(1)	1,017,876	76,116,767
		173,326,371
Software — 7.0%
Activision Blizzard, Inc.	900,272	31,347,471
CDK Global, Inc.	910,893	40,124,837
Electronic Arts, Inc.(1)	2,189,391	141,314,242
Guidewire Software, Inc.(1)	456,748	25,139,410
Intuit, Inc.	188,493	18,002,966
ServiceNow, Inc.(1)	458,403	28,517,251
Tyler Technologies, Inc.(1)	357,051	56,078,430
		340,524,607
Specialty Retail — 8.1%
AutoZone, Inc.(1)	83,805	64,311,119
Burlington Stores, Inc.(1)	928,968	49,913,451
L Brands, Inc.	596,163	57,321,072
Restoration Hardware Holdings, Inc.(1)	432,563	26,654,532
Signet Jewelers Ltd.	533,921	61,934,836
Tractor Supply Co.	880,187	77,729,314
Ulta Salon Cosmetics & Fragrance, Inc.(1)	313,551	56,806,035
		394,670,359

Textiles, Apparel and Luxury Goods — 2.3%
lululemon athletica, Inc.(1)	560,901	34,815,125
Under Armour, Inc., Class A(1)	913,758	78,062,346
		112,877,471
TOTAL COMMON STOCKS (Cost $4,222,603,644)		4,814,601,832
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $14,866,397), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $14,563,925)		14,563,682
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $21,058,175), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $20,641,172)		20,641,000
State Street Institutional Liquid Reserves Fund, Premier Class	14,025	14,025
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,218,707)		35,218,707
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $4,257,822,351)		4,849,820,539
OTHER ASSETS AND LIABILITIES — 0.4%		17,243,198
TOTAL NET ASSETS — 100.0%		$4,867,063,737

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	7,872,463	USD	5,594,755	JPMorgan Chase Bank N.A.	2/29/16	24,819
USD	75,386,790	CAD	106,531,712	JPMorgan Chase Bank N.A.	2/29/16	(658,379)
USD	2,897,747	CAD	4,050,593	JPMorgan Chase Bank N.A.	2/29/16	6,327
						(627,233)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,814,601,832	—	—
Temporary Cash Investments	14,025	35,204,682	—
	4,814,615,857	35,204,682	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	31,146	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	658,379	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,264,491,549
Gross tax appreciation of investments	$857,206,380
Gross tax depreciation of investments	(271,877,390)
Net tax appreciation (depreciation) of investments	$585,328,990

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
January 31, 2016

NT Heritage - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 0.1%
Textron, Inc.	20,243	692,715
Airlines — 1.7%
Alaska Air Group, Inc.	71,322	5,021,069
American Airlines Group, Inc.	72,518	2,827,477
Spirit Airlines, Inc.(1)	78,410	3,277,538
		11,126,084
Auto Components — 1.0%
Delphi Automotive plc	101,007	6,559,395
Automobiles — 0.4%
Tesla Motors, Inc.(1)	11,776	2,251,571
Banks — 2.1%
BankUnited, Inc.	147,097	4,957,169
Signature Bank(1)	37,746	5,259,528
SVB Financial Group(1)	32,097	3,252,068
		13,468,765
Beverages — 4.1%
Brown-Forman Corp., Class B	44,818	4,384,993
Constellation Brands, Inc., Class A	131,031	19,979,607
Monster Beverage Corp.(1)	11,617	1,568,644
		25,933,244
Biotechnology — 2.1%
BioMarin Pharmaceutical, Inc.(1)	89,987	6,660,838
Incyte Corp.(1)	52,221	3,684,714
Vertex Pharmaceuticals, Inc.(1)	31,170	2,828,677
		13,174,229
Building Products — 1.1%
Lennox International, Inc.	59,746	7,158,766
Capital Markets — 2.2%
Affiliated Managers Group, Inc.(1)	75,640	10,150,132
SEI Investments Co.	101,147	3,969,008
		14,119,140
Chemicals — 0.8%
Axalta Coating Systems Ltd.(1)	213,581	5,085,364
Commercial Services and Supplies — 1.1%
KAR Auction Services, Inc.	207,270	6,926,963
Communications Equipment — 1.4%
Motorola Solutions, Inc.	133,303	8,900,641
Consumer Finance — 0.9%
Discover Financial Services	127,633	5,844,315
Containers and Packaging — 1.9%
Ball Corp.	162,464	10,857,469
Berry Plastics Group, Inc.(1)	33,786	1,050,745
		11,908,214
Distributors — 1.0%
LKQ Corp.(1)	240,456	6,588,494
Diversified Financial Services — 1.2%
McGraw Hill Financial, Inc.	87,293	7,421,651

Diversified Telecommunication Services — 2.7%
SBA Communications Corp., Class A(1)	171,576	17,034,065
Electrical Equipment — 1.8%
Acuity Brands, Inc.	25,709	5,204,273
AMETEK, Inc.	130,071	6,119,840
		11,324,113
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	116,032	6,632,389
Food and Staples Retailing — 1.3%
Costco Wholesale Corp.	54,943	8,302,986
Food Products — 4.2%
Hain Celestial Group, Inc. (The)(1)	97,078	3,531,698
J.M. Smucker Co. (The)	42,344	5,433,582
Kellogg Co.	149,401	10,972,009
TreeHouse Foods, Inc.(1)	35,514	2,818,391
WhiteWave Foods Co. (The), Class A(1)	97,463	3,679,228
		26,434,908
Health Care Equipment and Supplies — 5.6%
Baxter International, Inc.	113,270	4,145,682
DexCom, Inc.(1)	63,603	4,533,622
Hologic, Inc.(1)	99,935	3,391,794
NuVasive, Inc.(1)	100,790	4,648,435
Teleflex, Inc.	116,757	15,842,757
West Pharmaceutical Services, Inc.	52,087	2,980,418
		35,542,708
Health Care Providers and Services — 3.3%
AmerisourceBergen Corp.	85,177	7,628,452
Universal Health Services, Inc., Class B	50,692	5,709,947
VCA, Inc.(1)	150,048	7,692,961
		21,031,360
Hotels, Restaurants and Leisure — 2.0%
Buffalo Wild Wings, Inc.(1)	4,394	669,206
Chipotle Mexican Grill, Inc.(1)	7,095	3,213,822
Hilton Worldwide Holdings, Inc.	136,617	2,433,149
Marriott International, Inc., Class A	40,601	2,488,029
Papa John's International, Inc.	88,758	4,238,195
		13,042,401
Household Durables — 4.5%
Harman International Industries, Inc.	66,883	4,975,426
Jarden Corp.(1)	111,737	5,927,648
Mohawk Industries, Inc.(1)	69,926	11,636,386
Newell Rubbermaid, Inc.	153,629	5,957,733
		28,497,193
Internet and Catalog Retail — 1.5%
Expedia, Inc.	94,432	9,541,409
Internet Software and Services — 3.1%
CoStar Group, Inc.(1)	56,660	9,936,464
LinkedIn Corp., Class A(1)	50,927	10,078,963
		20,015,427
IT Services — 4.0%
Alliance Data Systems Corp.(1)	39,240	7,839,760
Sabre Corp.	281,851	7,218,204
Vantiv, Inc., Class A(1)	216,317	10,177,715
		25,235,679

Leisure Products — 0.7%
Brunswick Corp.	104,717	4,172,972
Machinery — 5.8%
Ingersoll-Rand plc	98,187	5,053,685
ITT Corp.	99,447	3,227,055
Middleby Corp. (The)(1)	131,375	11,871,045
Snap-on, Inc.	77,117	12,459,022
WABCO Holdings, Inc.(1)	47,515	4,259,720
		36,870,527
Media — 1.6%
Charter Communications, Inc., Class A(1)	60,509	10,368,822
Multiline Retail — 1.7%
Dollar Tree, Inc.(1)	133,681	10,870,939
Oil, Gas and Consumable Fuels — 1.2%
Concho Resources, Inc.(1)	59,459	5,656,335
Gulfport Energy Corp.(1)	73,298	2,165,956
		7,822,291
Pharmaceuticals — 1.8%
Zoetis, Inc.	261,965	11,277,593
Professional Services — 2.8%
Nielsen Holdings plc	202,963	9,774,698
Verisk Analytics, Inc., Class A(1)	107,770	7,867,210
		17,641,908
Real Estate Investment Trusts (REITs) — 0.4%
Crown Castle International Corp.	31,274	2,695,819
Real Estate Management and Development — 1.1%
Jones Lang LaSalle, Inc.	49,168	6,918,921
Road and Rail — 2.4%
Canadian Pacific Railway Ltd., New York Shares	87,901	10,524,387
J.B. Hunt Transport Services, Inc.	66,108	4,806,051
		15,330,438
Semiconductors and Semiconductor Equipment — 3.6%
Avago Technologies Ltd.	59,369	7,938,229
Cree, Inc.(1)	173,792	4,871,390
NXP Semiconductors NV(1)	132,144	9,881,728
		22,691,347
Software — 7.0%
Activision Blizzard, Inc.	117,472	4,090,375
CDK Global, Inc.	120,011	5,286,485
Electronic Arts, Inc.(1)	285,684	18,439,474
Guidewire Software, Inc.(1)	59,480	3,273,779
Intuit, Inc.	24,540	2,343,815
ServiceNow, Inc.(1)	59,714	3,714,808
Tyler Technologies, Inc.(1)	46,467	7,298,107
		44,446,843
Specialty Retail — 8.0%
AutoZone, Inc.(1)	10,878	8,347,668
Burlington Stores, Inc.(1)	120,790	6,490,047
L Brands, Inc.	76,305	7,336,726
Restoration Hardware Holdings, Inc.(1)	56,964	3,510,122
Signet Jewelers Ltd.	69,523	8,064,668
Tractor Supply Co.	114,063	10,072,903
Ulta Salon Cosmetics & Fragrance, Inc.(1)	40,902	7,410,215
		51,232,349

Textiles, Apparel and Luxury Goods — 2.3%
lululemon athletica, Inc.(1)	72,786	4,517,827
Under Armour, Inc., Class A(1)	118,964	10,163,095
		14,680,922
TOTAL COMMON STOCKS (Cost $576,007,942)		626,815,880
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $2,758,726), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $2,702,597)		2,702,552
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $3,908,250), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $3,830,032)		3,830,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,094	3,094
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,535,646)		6,535,646
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $582,543,588)		633,351,526
OTHER ASSETS AND LIABILITIES — 0.5%		2,979,036
TOTAL NET ASSETS — 100.0%		$636,330,562

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	955,675	USD	679,174	JPMorgan Chase Bank N.A.	2/29/16	3,013
USD	9,768,069	CAD	13,803,600	JPMorgan Chase Bank N.A.	2/29/16	(85,308)
USD	377,360	CAD	527,489	JPMorgan Chase Bank N.A.	2/29/16	824
						(81,471)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	626,815,880	—	—
Temporary Cash Investments	3,094	6,532,552	—
	626,818,974	6,532,552	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,837	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	85,308	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$586,529,172
Gross tax appreciation of investments	$79,958,023
Gross tax depreciation of investments	(33,135,669)
Net tax appreciation (depreciation) of investments	$46,822,354

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Select Fund
January 31, 2016

Select - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.4%
Boeing Co. (The)	389,700	46,814,661
United Technologies Corp.	114,000	9,996,660
		56,811,321
Auto Components — 1.9%
Delphi Automotive plc	409,200	26,573,448
Gentex Corp.	1,260,000	17,249,400
		43,822,848
Banks — 1.1%
JPMorgan Chase & Co.	442,800	26,346,600
Beverages — 4.0%
Constellation Brands, Inc., Class A	451,300	68,814,224
Diageo plc	873,300	23,510,058
		92,324,282
Biotechnology — 6.2%
Biogen, Inc.(1)	195,100	53,274,006
Celgene Corp.(1)	243,500	24,427,920
Gilead Sciences, Inc.	738,400	61,287,200
Vertex Pharmaceuticals, Inc.(1)	66,100	5,998,575
		144,987,701
Capital Markets — 0.8%
Franklin Resources, Inc.	546,200	18,931,292
Chemicals — 2.1%
Ashland, Inc.	218,500	20,705,060
Monsanto Co.	313,500	28,403,100
		49,108,160
Diversified Financial Services — 1.8%
CBOE Holdings, Inc.	611,600	40,744,792
Energy Equipment and Services — 0.7%
Core Laboratories NV	65,900	6,484,560
Schlumberger Ltd.	151,900	10,977,813
		17,462,373
Food and Staples Retailing — 3.1%
Costco Wholesale Corp.	387,900	58,619,448
Wal-Mart Stores, Inc.	214,400	14,227,584
		72,847,032
Food Products — 1.4%
Mead Johnson Nutrition Co.	436,500	31,641,885
Health Care Providers and Services — 4.5%
Cigna Corp.	125,400	16,753,440
Express Scripts Holding Co.(1)	188,100	13,518,747
UnitedHealth Group, Inc.	644,500	74,220,620
		104,492,807
Hotels, Restaurants and Leisure — 3.9%
Papa John's International, Inc.	327,600	15,642,900
Starbucks Corp.	1,227,900	74,619,483
		90,262,383

Industrial Conglomerates — 2.1%
Roper Technologies, Inc.	284,100	49,907,847
Insurance — 1.1%
MetLife, Inc.	553,500	24,713,775
Internet and Catalog Retail — 3.1%
Amazon.com, Inc.(1)	123,600	72,553,200
Internet Software and Services — 12.0%
Alphabet, Inc., Class A(1)	105,600	80,398,560
Alphabet, Inc., Class C(1)	109,900	81,650,205
Baidu, Inc. ADR(1)	115,300	18,825,031
Facebook, Inc., Class A(1)	705,200	79,130,492
LinkedIn Corp., Class A(1)	98,100	19,414,971
		279,419,259
IT Services — 3.1%
MasterCard, Inc., Class A	810,800	72,185,524
Machinery — 4.5%
FANUC Corp.	111,700	14,913,268
Graco, Inc.	367,400	26,702,632
KUKA AG	280,500	21,488,377
Middleby Corp. (The)(1)	330,800	29,891,088
Nordson Corp.	188,200	11,372,926
		104,368,291
Media — 5.0%
Time Warner, Inc.	621,500	43,778,460
Walt Disney Co. (The)	757,500	72,583,650
		116,362,110
Oil, Gas and Consumable Fuels — 0.4%
EOG Resources, Inc.	141,300	10,035,126
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	344,900	29,402,725
Pharmaceuticals — 6.2%
Allergan plc(1)	91,400	25,996,902
Bristol-Myers Squibb Co.	1,176,800	73,149,888
Teva Pharmaceutical Industries Ltd. ADR	722,600	44,425,448
		143,572,238
Professional Services — 2.0%
IHS, Inc., Class A(1)	96,900	10,137,678
Verisk Analytics, Inc., Class A(1)	488,200	35,638,600
		45,776,278
Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	370,300	34,934,102
Road and Rail — 0.6%
Canadian Pacific Railway Ltd.	107,100	12,874,324
Semiconductors and Semiconductor Equipment — 1.9%
Linear Technology Corp.	1,044,900	44,648,577
Software — 2.8%
Electronic Arts, Inc.(1)	657,500	42,438,337
Oracle Corp.	617,200	22,410,532
		64,848,869
Specialty Retail — 8.3%
AutoZone, Inc.(1)	61,600	47,271,224
Home Depot, Inc. (The)	500,800	62,980,608
L Brands, Inc.	258,200	24,825,930

TJX Cos., Inc. (The)	809,000	57,633,160
		192,710,922
Technology Hardware, Storage and Peripherals — 8.1%
Apple, Inc.	1,926,200	187,496,308
Tobacco — 1.1%
Philip Morris International, Inc.	291,500	26,237,915
TOTAL COMMON STOCKS (Cost $1,364,932,115)		2,301,830,866
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $8,867,711), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $8,687,289)		8,687,144
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $12,563,094), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $12,312,103)		12,312,000
State Street Institutional Liquid Reserves Fund, Premier Class	9,243	9,243
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,008,387)		21,008,387
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,385,940,502)		2,322,839,253
OTHER ASSETS AND LIABILITIES — 0.1%		1,435,413
TOTAL NET ASSETS — 100.0%		$2,324,274,666

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	10,477,685	CAD	14,806,383	JPMorgan Chase Bank N.A.	2/29/16	(91,505)
EUR	1,084,834	USD	1,175,948	UBS AG	2/29/16	1
USD	18,833,306	EUR	17,388,335	UBS AG	2/29/16	(15,466)
USD	19,334,473	GBP	13,561,912	Credit Suisse AG	2/29/16	9,485
USD	477,190	GBP	334,037	Credit Suisse AG	2/29/16	1,205
JPY	67,410,950	USD	569,082	Credit Suisse AG	2/29/16	(12,000)
USD	15,049,959	JPY	1,782,592,375	Credit Suisse AG	2/29/16	318,646
						210,366

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,229,044,839	72,786,027	—
Temporary Cash Investments	9,243	20,999,144	—
	2,229,054,082	93,785,171	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	329,337	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	118,971	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,388,424,680
Gross tax appreciation of investments	$978,138,145
Gross tax depreciation of investments	(43,723,572)
Net tax appreciation (depreciation) of investments	$934,414,573

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Growth Fund
January 31, 2016

Small Cap Growth - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Air Freight and Logistics — 1.0%
XPO Logistics, Inc.(1)	228,817	5,228,468
Airlines — 0.3%
Allegiant Travel Co.	10,960	1,758,751
Banks — 3.5%
BankUnited, Inc.	173,393	5,843,344
Cathay General Bancorp.	134,897	3,777,116
FCB Financial Holdings, Inc., Class A(1)	178,588	6,004,129
Signature Bank(1)	21,545	3,002,080
		18,626,669
Beverages — 1.0%
Coca-Cola Bottling Co. Consolidated	31,191	5,486,497
Biotechnology — 6.4%
ACADIA Pharmaceuticals, Inc.(1)	61,213	1,266,497
Acceleron Pharma, Inc.(1)	27,288	837,742
Aimmune Therapeutics, Inc.(1)	60,397	826,231
Alder Biopharmaceuticals, Inc.(1)	52,128	1,260,455
Anacor Pharmaceuticals, Inc.(1)	51,334	3,856,723
Cepheid, Inc.(1)	47,976	1,412,893
Dynavax Technologies Corp.(1)	72,887	1,755,848
Eagle Pharmaceuticals, Inc.(1)	32,630	2,346,097
Exelixis, Inc.(1)	180,733	834,986
Halozyme Therapeutics, Inc.(1)	159,740	1,405,712
Heron Therapeutics, Inc.(1)	37,306	783,053
ImmunoGen, Inc.(1)	73,446	623,557
Ionis Pharmaceuticals, Inc.(1)	11,698	455,403
Kite Pharma, Inc.(1)	25,929	1,231,368
Ligand Pharmaceuticals, Inc., Class B(1)	15,089	1,508,447
Merrimack Pharmaceuticals, Inc.(1)	97,595	602,161
Momenta Pharmaceuticals, Inc.(1)	45,267	562,216
Neurocrine Biosciences, Inc.(1)	65,116	2,770,686
Novavax, Inc.(1)	253,799	1,307,065
Portola Pharmaceuticals, Inc.(1)	44,991	1,486,053
Prothena Corp. plc(1)	29,375	1,144,156
PTC Therapeutics, Inc.(1)	16,422	391,172
Radius Health, Inc.(1)	28,153	901,741
Repligen Corp.(1)	29,023	642,859
Spark Therapeutics, Inc.(1)	26,774	754,224
TESARO, Inc.(1)	25,485	880,252
Ultragenyx Pharmaceutical, Inc.(1)	29,694	1,667,318
		33,514,915
Building Products — 3.2%
Apogee Enterprises, Inc.	109,453	4,354,040
Lennox International, Inc.	23,972	2,872,325
Masonite International Corp.(1)	116,688	6,477,351
Trex Co., Inc.(1)	77,484	2,910,299
		16,614,015

Capital Markets — 1.2%
Evercore Partners, Inc., Class A	101,937	4,604,495
HFF, Inc., Class A(1)	63,839	1,823,880
		6,428,375
Chemicals — 1.0%
Minerals Technologies, Inc.	43,001	1,762,611
PolyOne Corp.	124,325	3,364,235
		5,126,846
Commercial Services and Supplies — 2.8%
ABM Industries, Inc.	160,255	4,812,458
KAR Auction Services, Inc.	106,571	3,561,603
Multi-Color Corp.	103,674	6,534,572
		14,908,633
Communications Equipment — 1.0%
Ciena Corp.(1)	131,900	2,343,863
Infinera Corp.(1)	194,532	2,980,230
		5,324,093
Construction Materials — 1.5%
Headwaters, Inc.(1)	316,992	5,062,362
Summit Materials, Inc., Class A(1)	179,310	2,845,650
		7,908,012
Containers and Packaging — 1.0%
Berry Plastics Group, Inc.(1)	174,566	5,429,003
Distributors — 0.9%
LKQ Corp.(1)	176,289	4,830,319
Diversified Consumer Services — 4.7%
2U, Inc.(1)	120,651	2,435,944
Bright Horizons Family Solutions, Inc.(1)	111,105	7,796,238
Houghton Mifflin Harcourt Co.(1)	226,423	4,039,386
Nord Anglia Education, Inc.(1)	231,899	4,000,258
ServiceMaster Global Holdings, Inc.(1)	146,921	6,201,535
		24,473,361
Diversified Financial Services — 1.0%
MarketAxess Holdings, Inc.	45,373	5,273,704
Diversified Telecommunication Services — 1.0%
inContact, Inc.(1)	610,053	5,276,958
Electronic Equipment, Instruments and Components — 0.8%
Mercury Systems, Inc.(1)	155,779	2,973,821
TTM Technologies, Inc.(1)	238,520	1,390,572
		4,364,393
Food and Staples Retailing — 1.0%
Casey's General Stores, Inc.	42,911	5,181,074
Food Products — 1.6%
Flowers Foods, Inc.	108,318	2,224,852
J&J Snack Foods Corp.	23,811	2,571,112
TreeHouse Foods, Inc.(1)	47,836	3,796,265
		8,592,229
Health Care Equipment and Supplies — 7.4%
ABIOMED, Inc.(1)	32,388	2,763,668
Cantel Medical Corp.	44,060	2,615,842
Globus Medical, Inc.(1)	63,844	1,592,908
ICU Medical, Inc.(1)	24,908	2,397,395
Nevro Corp.(1)	69,956	4,322,581

NuVasive, Inc.(1)	138,331	6,379,826
STERIS plc	107,151	7,419,135
Teleflex, Inc.	40,090	5,439,812
West Pharmaceutical Services, Inc.	102,307	5,854,007
		38,785,174
Health Care Providers and Services — 4.1%
Adeptus Health, Inc., Class A(1)	100,259	4,730,219
Air Methods Corp.(1)	47,204	1,838,124
ExamWorks Group, Inc.(1)	247,178	6,787,508
HealthEquity, Inc.(1)	116,725	2,515,424
LHC Group, Inc.(1)	57,226	2,170,010
Molina Healthcare, Inc.(1)	29,084	1,597,002
Team Health Holdings, Inc.(1)	51,855	2,119,314
		21,757,601
Health Care Technology — 1.8%
Evolent Health, Inc.(1)	169,548	1,673,439
HMS Holdings Corp.(1)	260,130	3,134,566
Medidata Solutions, Inc.(1)	58,699	2,508,208
Press Ganey Holdings, Inc.(1)	75,456	2,229,725
		9,545,938
Hotels, Restaurants and Leisure — 5.2%
ClubCorp Holdings, Inc.	382,215	4,575,114
Dave & Buster's Entertainment, Inc.(1)	125,350	4,546,445
Papa John's International, Inc.	84,396	4,029,909
Popeyes Louisiana Kitchen, Inc.(1)	33,591	2,070,213
Texas Roadhouse, Inc.	156,186	5,752,330
Vail Resorts, Inc.	52,105	6,513,125
		27,487,136
Household Durables — 0.7%
Installed Building Products, Inc.(1)	173,583	3,615,734
Insurance — 0.8%
First American Financial Corp.	126,708	4,354,954
Internet Software and Services — 3.8%
comScore, Inc.(1)	72,087	2,777,512
CoStar Group, Inc.(1)	37,559	6,586,722
Envestnet, Inc.(1)	56,135	1,316,366
Match Group, Inc.(1)	255,254	3,203,437
Q2 Holdings, Inc.(1)	274,350	5,942,421
		19,826,458
IT Services — 6.2%
Blackhawk Network Holdings, Inc.(1)	138,965	5,237,591
EPAM Systems, Inc.(1)	124,103	9,295,315
Leidos Holdings, Inc.	59,548	2,746,354
MAXIMUS, Inc.	87,870	4,689,622
Science Applications International Corp.	118,081	5,032,612
Virtusa Corp.(1)	78,238	3,498,803
WEX, Inc.(1)	30,101	2,185,633
		32,685,930
Leisure Products — 1.4%
Brunswick Corp.	108,863	4,338,191
MCBC Holdings, Inc.(1)	157,611	1,989,051
Smith & Wesson Holding Corp.(1)	57,304	1,235,474
		7,562,716

Life Sciences Tools and Services — 1.7%
PAREXEL International Corp.(1)	103,184	6,599,649
PRA Health Sciences, Inc.(1)	54,317	2,339,976
		8,939,625
Machinery — 3.4%
ITT Corp.	85,370	2,770,256
John Bean Technologies Corp.	124,525	5,704,490
Middleby Corp. (The)(1)	61,986	5,601,055
Rexnord Corp.(1)	218,034	3,569,217
		17,645,018
Media — 0.9%
Madison Square Garden Co. (The)(1)	30,482	4,696,667
Oil, Gas and Consumable Fuels — 1.5%
Carrizo Oil & Gas, Inc.(1)	139,648	3,788,650
Enviva Partners, LP	210,581	3,988,404
		7,777,054
Pharmaceuticals — 1.8%
Cempra, Inc.(1)	49,334	850,025
Horizon Pharma plc(1)	204,491	3,578,592
Lannett Co., Inc.(1)	33,537	855,529
Pacira Pharmaceuticals, Inc.(1)	54,673	3,248,670
TherapeuticsMD, Inc.(1)	157,873	1,128,792
		9,661,608
Professional Services — 1.8%
Huron Consulting Group, Inc.(1)	42,837	2,403,584
Korn / Ferry International	234,226	7,216,503
		9,620,087
Real Estate Investment Trusts (REITs) — 2.7%
CyrusOne, Inc.	114,351	4,213,835
Sovran Self Storage, Inc.	40,765	4,593,400
Sun Communities, Inc.	76,970	5,125,432
		13,932,667
Real Estate Management and Development — 0.9%
FirstService Corp.	121,899	4,654,420
Semiconductors and Semiconductor Equipment — 3.9%
Cavium, Inc.(1)	73,612	4,252,565
Integrated Device Technology, Inc.(1)	267,690	6,820,741
M/A-COM Technology Solutions Holdings, Inc.(1)	74,538	2,869,713
Monolithic Power Systems, Inc.	64,609	4,042,585
Synaptics, Inc.(1)	35,250	2,584,178
		20,569,782
Software — 8.2%
Callidus Software, Inc.(1)	419,482	6,472,607
Guidewire Software, Inc.(1)	100,005	5,504,275
Manhattan Associates, Inc.(1)	100,225	5,777,971
Paylocity Holding Corp.(1)	55,548	1,728,654
Proofpoint, Inc.(1)	48,679	2,451,474
Qlik Technologies, Inc.(1)	205,538	5,146,672
RingCentral, Inc., Class A(1)	203,723	4,445,236
Tyler Technologies, Inc.(1)	72,986	11,463,181
		42,990,070
Specialty Retail — 2.1%
Burlington Stores, Inc.(1)	136,876	7,354,347

Restoration Hardware Holdings, Inc.(1)	56,630	3,489,541
		10,843,888
Technology Hardware, Storage and Peripherals — 1.2%
Super Micro Computer, Inc.(1)	214,248	6,380,305
Textiles, Apparel and Luxury Goods — 0.7%
Skechers U.S.A., Inc., Class A(1)	130,709	3,684,687
TOTAL COMMON STOCKS (Cost $524,739,821)		511,363,834
TEMPORARY CASH INVESTMENTS — 2.9%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $6,483,782), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $6,351,863)		6,351,757
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3,625%, 8/15/43, valued at $9,185,594), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $9,002,075)		9,002,000
State Street Institutional Liquid Reserves Fund, Premier Class	6,854	6,854
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,360,611)		15,360,611
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $540,100,432)		526,724,445
OTHER ASSETS AND LIABILITIES†		64,800
TOTAL NET ASSETS — 100.0%		$526,789,245

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	167,855	USD	120,081	JPMorgan Chase Bank N.A.	2/29/16	(262)
USD	4,051,784	CAD	5,725,718	JPMorgan Chase Bank N.A.	2/29/16	(35,386)
USD	128,442	CAD	181,020	JPMorgan Chase Bank N.A.	2/29/16	(774)
						(36,422)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	506,709,414	4,654,420	—
Temporary Cash Investments	6,854	15,353,757	—
	506,716,268	20,008,177	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	36,422	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$546,220,060
Gross tax appreciation of investments	$41,332,697
Gross tax depreciation of investments	(60,828,312)
Net tax appreciation (depreciation) of investments	$(19,495,615)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
January 31, 2016

Ultra - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Aerospace and Defense — 3.5%
Boeing Co. (The)	1,319,000	158,451,470
Rockwell Collins, Inc.	746,000	60,336,480
United Technologies Corp.	632,000	55,420,080
		274,208,030
Automobiles — 1.1%
Tesla Motors, Inc.(1)	446,000	85,275,200
Banks — 1.8%
JPMorgan Chase & Co.	1,651,000	98,234,500
U.S. Bancorp	1,006,000	40,300,360
		138,534,860
Beverages — 2.6%
Boston Beer Co., Inc. (The), Class A(1)	288,000	51,624,000
Constellation Brands, Inc., Class A	972,000	148,210,560
		199,834,560
Biotechnology — 8.0%
Agios Pharmaceuticals, Inc.(1)	97,000	4,095,340
Alexion Pharmaceuticals, Inc.(1)	196,000	28,602,280
Celgene Corp.(1)	2,146,000	215,286,720
Gilead Sciences, Inc.	2,496,000	207,168,000
Ionis Pharmaceuticals, Inc.(1)	500,000	19,465,000
Kite Pharma, Inc.(1)	241,000	11,445,090
Regeneron Pharmaceuticals, Inc.(1)	302,000	126,867,180
Spark Therapeutics, Inc.(1)	389,000	10,958,130
		623,887,740
Capital Markets — 1.2%
Franklin Resources, Inc.	842,000	29,183,720
T. Rowe Price Group, Inc.	939,000	66,622,050
		95,805,770
Chemicals — 2.4%
Ecolab, Inc.	314,000	33,871,180
Monsanto Co.	987,000	89,422,200
Valspar Corp. (The)	805,000	63,055,650
		186,349,030
Commercial Services and Supplies — 0.4%
Stericycle, Inc.(1)	235,000	28,282,250
Consumer Finance — 0.5%
American Express Co.	701,000	37,503,500
Electrical Equipment — 1.5%
Acuity Brands, Inc.	535,000	108,300,050
Eaton Corp. plc	175,000	8,839,250
		117,139,300
Energy Equipment and Services — 0.5%
Core Laboratories NV	377,000	37,096,800
Food and Staples Retailing — 2.7%
Costco Wholesale Corp.	1,399,000	211,416,880
Food Products — 1.0%
Mead Johnson Nutrition Co.	1,101,000	79,811,490

Health Care Equipment and Supplies — 2.7%
Intuitive Surgical, Inc.(1)	295,342	159,735,721
St. Jude Medical, Inc.	976,000	51,591,360
		211,327,081
Health Care Providers and Services — 4.1%
Cigna Corp.	424,000	56,646,400
Express Scripts Holding Co.(1)	721,000	51,818,270
UnitedHealth Group, Inc.	1,832,000	210,973,120
		319,437,790
Health Care Technology — 1.0%
Cerner Corp.(1)	1,347,000	78,139,470
Hotels, Restaurants and Leisure — 3.8%
Chipotle Mexican Grill, Inc.(1)	72,000	32,613,840
Starbucks Corp.	4,376,000	265,929,520
		298,543,360
Insurance — 1.2%
MetLife, Inc.	2,032,000	90,728,800
Internet and Catalog Retail — 4.2%
Amazon.com, Inc.(1)	550,000	322,850,000
Netflix, Inc.(1)	75,000	6,888,000
		329,738,000
Internet Software and Services — 12.5%
Alphabet, Inc., Class A(1)	323,794	246,520,562
Alphabet, Inc., Class C(1)	327,000	242,944,650
Baidu, Inc. ADR(1)	318,000	51,919,860
Facebook, Inc., Class A(1)	2,646,000	296,907,660
LinkedIn Corp., Class A(1)	392,000	77,580,720
Tencent Holdings Ltd.	3,215,000	60,738,026
		976,611,478
IT Services — 5.9%
MasterCard, Inc., Class A	2,381,850	212,056,105
Square, Inc.(1)	488,717	4,286,048
Visa, Inc., Class A	3,235,000	240,975,150
		457,317,303
Machinery — 3.2%
Cummins, Inc.	794,000	71,372,660
Donaldson Co., Inc.	559,000	15,752,620
Flowserve Corp.	1,122,000	43,354,080
WABCO Holdings, Inc.(1)	568,000	50,921,200
Wabtec Corp.	1,022,000	65,356,900
		246,757,460
Media — 5.3%
Scripps Networks Interactive, Inc., Class A	750,000	45,727,500
Time Warner, Inc.	2,409,000	169,689,960
Walt Disney Co. (The)	2,044,000	195,856,080
		411,273,540
Oil, Gas and Consumable Fuels — 0.9%
Concho Resources, Inc.(1)	294,000	27,968,220
EOG Resources, Inc.	591,000	41,972,820
		69,941,040
Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A	1,708,000	145,607,000

Pharmaceuticals — 1.1%
Pfizer, Inc.	2,814,000	85,798,860
Professional Services — 1.1%
Nielsen Holdings plc	1,844,000	88,807,040
Road and Rail — 0.7%
J.B. Hunt Transport Services, Inc.	746,000	54,234,200
Semiconductors and Semiconductor Equipment — 1.2%
ARM Holdings plc	2,703,000	38,804,876
Linear Technology Corp.	1,371,000	58,582,830
		97,387,706
Software — 3.0%
NetSuite, Inc.(1)	519,000	36,003,030
Oracle Corp.	1,678,000	60,928,180
salesforce.com, inc.(1)	1,029,000	70,033,740
Splunk, Inc.(1)	587,000	27,172,230
Tableau Software, Inc., Class A(1)	467,000	37,472,080
		231,609,260
Specialty Retail — 3.6%
O'Reilly Automotive, Inc.(1)	430,000	112,187,000
TJX Cos., Inc. (The)	2,384,000	169,836,160
		282,023,160
Technology Hardware, Storage and Peripherals — 7.9%
Apple, Inc.	6,336,315	616,776,902
Textiles, Apparel and Luxury Goods — 4.0%
Burberry Group plc	1,742,000	29,715,288
NIKE, Inc., Class B	3,150,000	195,331,500
Under Armour, Inc., Class A(1)	1,000,000	85,430,000
		310,476,788
Tobacco — 1.8%
Philip Morris International, Inc.	1,587,000	142,845,870
TOTAL COMMON STOCKS (Cost $3,839,185,360)		7,660,527,518
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $32,536,788), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $31,874,794)		31,874,263
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 5/15/25, valued at $46,083,906), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $45,176,376)		45,176,000
State Street Institutional Liquid Reserves Fund, Premier Class	32,188	32,188
TOTAL TEMPORARY CASH INVESTMENTS (Cost $77,082,451)		77,082,451
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $3,916,267,811)		7,737,609,969
OTHER ASSETS AND LIABILITIES — 0.7%		52,691,111
TOTAL NET ASSETS — 100.0%		$7,790,301,080

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	25,354,480	USD	25,023,568	Credit Suisse AG	2/29/16	(246,154)
USD	24,976,584	CHF	25,354,480	Credit Suisse AG	2/29/16	199,170
GBP	1,275,918	USD	1,811,950	Credit Suisse AG	2/29/16	6,164
USD	57,537,859	GBP	40,359,177	Credit Suisse AG	2/29/16	28,226
						(12,594)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	7,531,269,328	129,258,190	—
Temporary Cash Investments	32,188	77,050,263	—
	7,531,301,516	206,308,453	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	233,560	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	246,154	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,931,653,388
Gross tax appreciation of investments	$3,912,244,377
Gross tax depreciation of investments	(106,287,796)
Net tax appreciation (depreciation) of investments	$3,805,956,581

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Veedot® Fund
January 31, 2016

Veedot - Schedule of Investments
JANUARY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 3.1%
Curtiss-Wright Corp.	14,204	980,076
General Dynamics Corp.	7,333	980,935
HEICO Corp.	14,511	808,263
		2,769,274
Air Freight and Logistics — 1.0%
CH Robinson Worldwide, Inc.	13,597	880,678
Airlines — 0.9%
American Airlines Group, Inc.	20,091	783,348
Automobiles — 1.3%
Ford Motor Co.	58,138	694,168
General Motors Co.	15,692	465,111
		1,159,279
Banks — 3.3%
PNC Financial Services Group, Inc. (The)	3,016	261,336
SVB Financial Group(1)	3,225	326,757
U.S. Bancorp	23,658	947,740
Wells Fargo & Co.	14,611	733,911
Westamerica Bancorporation	15,542	678,719
		2,948,463
Beverages — 0.7%
Coca-Cola Bottling Co. Consolidated	3,465	609,493
Biotechnology — 2.8%
AbbVie, Inc.	13,089	718,586
Amgen, Inc.	6,690	1,021,764
Gilead Sciences, Inc.	9,898	821,534
		2,561,884
Building Products — 0.4%
AAON, Inc.	17,566	378,196
Capital Markets — 2.1%
AllianceBernstein Holding LP	41,715	769,224
E*Trade Financial Corp.(1)	9,312	219,391
Janus Capital Group, Inc.	69,308	872,588
		1,861,203
Chemicals — 2.3%
Dow Chemical Co. (The)	21,306	894,852
International Flavors & Fragrances, Inc.	7,548	882,814
LyondellBasell Industries NV, Class A	4,168	324,979
		2,102,645
Communications Equipment — 0.9%
Cisco Systems, Inc.	35,668	848,542
Construction and Engineering — 0.9%
Dycom Industries, Inc.(1)	12,485	827,256
Construction Materials — 0.8%
Vulcan Materials Co.	8,023	707,629
Consumer Finance — 0.8%
American Express Co.	13,924	744,934

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class A(1)	5	971,800
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	26,465	954,328
Verizon Communications, Inc.	20,888	1,043,773
		1,998,101
Electric Utilities — 1.9%
Edison International	10,500	648,900
Exelon Corp.	37,381	1,105,356
		1,754,256
Electrical Equipment — 1.0%
Acuity Brands, Inc.	4,490	908,911
Electronic Equipment, Instruments and Components — 2.5%
Corning, Inc.	55,236	1,027,942
Methode Electronics, Inc.	10,208	266,020
Rofin-Sinar Technologies, Inc.(1)	36,616	933,342
		2,227,304
Energy Equipment and Services — 0.6%
Halliburton Co.	9,430	299,780
Schlumberger Ltd.	3,924	283,587
		583,367
Food and Staples Retailing — 3.5%
CVS Health Corp.	10,813	1,044,428
PriceSmart, Inc.	12,054	922,854
Wal-Mart Stores, Inc.	17,786	1,180,279
		3,147,561
Food Products — 1.9%
General Mills, Inc.	11,806	667,157
John B Sanfilippo & Son, Inc.	18,012	1,080,540
		1,747,697
Health Care Equipment and Supplies — 1.1%
Varian Medical Systems, Inc.(1)	12,830	989,578
Health Care Providers and Services — 4.2%
Anthem, Inc.	7,836	1,022,520
Cardinal Health, Inc.	12,477	1,015,253
HCA Holdings, Inc.(1)	14,957	1,040,708
McKesson Corp.	4,652	748,879
		3,827,360
Hotels, Restaurants and Leisure — 3.9%
Boyd Gaming Corp.(1)	23,485	418,268
Buffalo Wild Wings, Inc.(1)	6,675	1,016,602
Diamond Resorts International, Inc.(1)	36,942	680,472
Royal Caribbean Cruises Ltd.	9,181	752,475
Starbucks Corp.	10,415	632,919
		3,500,736
Independent Power and Renewable Electricity Producers — 1.0%
Ormat Technologies, Inc.	24,701	874,415
Industrial Conglomerates — 2.0%
3M Co.	5,675	856,925
General Electric Co.	33,334	970,019
		1,826,944
Insurance — 2.3%
Chubb Ltd.	10,019	1,132,849

HCI Group, Inc.	13,737	456,755
Principal Financial Group, Inc.	11,858	450,604
		2,040,208
Internet and Catalog Retail — 0.9%
Expedia, Inc.	8,308	839,440
Internet Software and Services — 1.9%
Alphabet, Inc., Class A(1)	1,253	953,971
LogMeIn, Inc.(1)	14,429	753,771
		1,707,742
IT Services — 6.5%
CoreLogic, Inc.(1)	26,093	931,520
Fiserv, Inc.(1)	11,500	1,087,440
International Business Machines Corp.	6,723	838,963
NeuStar, Inc., Class A(1)	36,274	891,615
Visa, Inc., Class A	15,547	1,158,096
Xerox Corp.	95,172	927,927
		5,835,561
Life Sciences Tools and Services — 1.3%
PAREXEL International Corp.(1)	14,930	954,923
Quintiles Transnational Holdings, Inc.(1)	3,586	218,136
		1,173,059
Media — 2.9%
Comcast Corp., Class A	18,087	1,007,627
MSG Networks, Inc.(1)	42,492	743,185
Walt Disney Co. (The)	9,184	880,011
		2,630,823
Multiline Retail — 0.5%
Target Corp.	5,861	424,454
Oil, Gas and Consumable Fuels — 5.0%
Boardwalk Pipeline Partners LP	42,651	465,322
Diamondback Energy, Inc.(1)	4,683	353,801
EOG Resources, Inc.	13,480	957,349
Exxon Mobil Corp.	17,192	1,338,397
Occidental Petroleum Corp.	13,220	909,933
Valero Energy Corp.	7,240	491,379
		4,516,181
Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	10,641	907,145
Pharmaceuticals — 3.3%
Pfizer, Inc.	31,228	952,142
Prestige Brands Holdings, Inc.(1)	9,117	425,581
Sanofi ADR	18,467	768,966
Sucampo Pharmaceuticals, Inc., Class A(1)	67,398	852,585
		2,999,274
Professional Services — 1.1%
Korn / Ferry International	33,729	1,039,190
Real Estate Investment Trusts (REITs) — 3.9%
American Tower Corp.	10,009	944,249
DuPont Fabros Technology, Inc.	22,332	740,753
Equity Residential	11,726	903,957
VEREIT, Inc.	123,030	948,561
		3,537,520

Real Estate Management and Development — 3.3%
CBRE Group, Inc.(1)	30,372	849,505
Jones Lang LaSalle, Inc.	5,692	800,978
Marcus & Millichap, Inc.(1)	18,946	447,884
Realogy Holdings Corp.(1)	26,098	856,014
		2,954,381
Semiconductors and Semiconductor Equipment — 2.3%
Intel Corp.	37,131	1,151,803
STMicroelectronics NV	146,686	956,393
		2,108,196
Software — 3.5%
Microsoft Corp.	35,170	1,937,515
Oracle Corp.	9,954	361,430
Tyler Technologies, Inc.(1)	5,643	886,290
		3,185,235
Specialty Retail — 4.3%
Advance Auto Parts, Inc.	2,372	360,663
AutoNation, Inc.(1)	5,418	234,328
Cato Corp. (The), Class A	26,205	1,056,848
Home Depot, Inc. (The)	9,287	1,167,933
Lowe's Cos., Inc.	15,424	1,105,284
		3,925,056
Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.	25,046	2,437,978
NCR Corp.(1)	26,592	567,473
		3,005,451
Thrifts and Mortgage Finance — 1.0%
Northwest Bancshares, Inc.	70,573	887,103
Tobacco — 2.4%
Altria Group, Inc.	17,734	1,083,725
Philip Morris International, Inc.	11,993	1,079,490
		2,163,215
Water Utilities — 0.1%
American States Water Co.	1,282	58,203
TOTAL COMMON STOCKS (Cost $91,531,765)		89,478,291
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.875% - 2.25%, 10/15/17 - 11/30/17, valued at $361,367), in a joint trading account at 0.20%, dated 1/29/16, due 2/1/16 (Delivery value $354,014)		354,008
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 8/15/43, valued at $512,656), at 0.10%, dated 1/29/16, due 2/1/16 (Delivery value $501,004)		501,000
State Street Institutional Liquid Reserves Fund, Premier Class	180	180
TOTAL TEMPORARY CASH INVESTMENTS (Cost $855,188)		855,188
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $92,386,953)		90,333,479
OTHER ASSETS AND LIABILITIES — 0.1%		47,264
TOTAL NET ASSETS — 100.0%		$90,380,743

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,508,654	EUR	1,392,904	UBS AG	2/29/16	(1,239)
USD	35,643	EUR	32,753	UBS AG	2/29/16	139
						(1,100)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	89,478,291	—	—
Temporary Cash Investments	180	855,008	—
	89,478,471	855,008	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	139	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,239	—

3. Federal Tax Information

As of January 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$92,629,121
Gross tax appreciation of investments	$4,983,779
Gross tax depreciation of investments	(7,279,421)
Net tax appreciation (depreciation) of investments	$(2,295,642)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 29, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 29, 2016